N-2	Jan. 15, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001467631
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-252270
Investment Company Act File Number	811-22312
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	5
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	20
Entity Registrant Name	ACAP STRATEGIC FUND
Entity Address, Address Line One	350 Madison Avenue
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	716-6840
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class A Shares	Class W Shares
Shareholder Transaction Expenses

Maximum Sales Load (as a percentage of offering price) (1)	3.00%	None

(1) In connection with initial and additional investments, investors in Class A shares may be charged a sales load of up to 3% of the amounts transmitted in connection with their purchases of shares. No sales load will be charged to certain types of investors. Class W shares are not subject to a sales load. In addition, Selling Agents are not required by the Fund or Distributor to charge any sales load on Class A shares and instead may charge clients transaction fees or other transaction charges in such amounts as they may determine (which may be higher or lower than 3% of the invested amount). Selling Agents may impose additional or other transaction fees/charges. Transaction fees or other transaction charges will vary among Selling Agents and each Selling Agent may vary its level of charges to each investor based on such investor’s total account size or on such other basis as determined by the Selling Agent. (See “The Offering — Plan of Distribution.”)

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to shares)

Management Fee	1.50%	1.50%
Incentive Fee (for Fiscal 2024-2025) (2)(3)	5.65%	5.65%
Distribution and Shareholder Servicing Fees (4)	0.75%	None
Interest Payments on Borrowed Funds (5)	0.03%	0.03%
Acquired Fund Fees & Expenses (6)	0.00%	0.00%
Expenses on Securities Sold Short (7)	1.19%	1.19%
Other Expenses (8)	0.13%	0.13%
Total Annual Expenses (including the Incentive Fee) (3)	9.25%	8.50%

(2) The Fund pays the Adviser a performance-based Incentive Fee promptly after the end of each fiscal year of the Fund. The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 20% of the amount by which the Fund’s net profits for all Fiscal Periods (as defined herein) ending within or coterminous with the close of such fiscal year exceed the balance of the loss carryforward account, without duplication for any Incentive Fees paid during such fiscal year. The Fund also pays the Adviser the Incentive Fee in the event a Fiscal Period is triggered in connection with a share repurchase offer by the Fund. In such event, only that portion of the Incentive Fee that is proportional to the Fund’s assets paid in respect of such share repurchases (not taking into account any proceeds from contemporaneous issuance of shares of the Fund, by reinvestment of dividends and other distributions or otherwise) will be paid to the Adviser for such Fiscal Period. For purposes of determining the Fund’s net asset value, the Incentive Fee is calculated and accrued daily as an expense of the Fund (as if each day is the end of a fiscal year). (See “Fees and Expenses — Incentive Fee.”)

(3) The Incentive Fee shown in the table reflects Incentive Fees earned for the fiscal year ended September 30, 2025 and thus reflects only performance of the Fund for the fiscal year ended September 30, 2025. During the full fiscal year ended September 30, 2025 the Adviser earned an Incentive Fee of $525,269,738. As described above, the Incentive Fee varies based on the Fund’s performance for each Fiscal Period. For example, if the Fund were to have flat or negative performance in a given year (including for each Fiscal Period end triggered by repurchase offers prior to the fiscal year end), the amount shown for Incentive Fee would be zero. Accordingly, the fee shown in the table is not in any way intended to predict the future performance of the Fund nor does it predict the level of future Incentive Fees to be paid, if any.

(4) Class A shares of the Fund are subject to ongoing distribution and shareholder servicing fees that may be used to compensate Selling Agents for selling shares of the Fund, marketing the Fund and providing, or arranging for the provision of, ongoing investor services and account maintenance services to investors in the Fund. These fees are accrued daily and paid monthly in an amount not to exceed, in the aggregate, 0.75% (on an annualized basis) of the net asset value of Class A shares of the Fund. Class W shares are not subject to such ongoing distribution and shareholder servicing fees. (See “Fees and Expenses — Distribution and Shareholder Servicing Fees.”)

(5) “Interest Payments on Borrowed Funds” is based on the Fund’s historical average since the Fund’s inception in March 2010 through September 30, 2025. However, this amount may vary in the current year and going forward, depending on market conditions as well as the availability of investment opportunities. Borrowings by the Fund (which do not include short and derivative transactions) will not exceed 33 ⅓ percent of the Fund’s total assets. The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for liquidity purposes.

(6) “Acquired fund fees and expenses” are based on the estimated indirect net expenses associated with the fund’s investments in underlying investment companies (including ETFs).

(7) The Fund may effect short sales of securities for both capital appreciation and for hedging purposes. “Expenses on Securities Sold Short” shown in the table reflects an estimate of net expenses to be incurred (after credit for any interest earned) by the Fund in effecting short sales during the current fiscal year and is based on the Fund’s historical average since the Fund’s inception in March 2010 through September 30, 2025. For the fiscal year ended September 30, 2025, the Fund’s actual net Expenses on Securities Sold Short were 0.49%. However, the amount estimated in the table may vary in the current fiscal year and going forward, depending on whether the securities the Fund sells short pay dividends, the size of any such dividends and the amount of interest expenses on short sales paid to a broker when the proceeds of the short sale are released to the Fund. Due to limitations imposed by the 1940 Act and operational requirements, the Fund generally expects that no more than 50 percent of its total assets would be represented by short sales.

(8) “Other Expenses” shown in the table reflects an estimate of all expected ordinary operating expenses for the current fiscal year and are based on prior fiscal year expenses. The Fund’s annual expense ratio will increase or decrease over time as the Fund’s asset level decreases or increases, respectively, and as actual Fund expenses may vary.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

	1 Year	3 Years	5 Years	10 Years
Class A:

You would pay the following expenses (including the Incentive Fee) on a $1,000 investment, assuming a 5% annual return and a sales load of 3%:	$68	$145	$224	$428

You would pay the following expenses (including the Incentive Fee) on a $1,000 investment, assuming a 5% annual return (without a sales load):	$39	$118	$200	$411

Class W, assuming a 5% annual return	$33	$101	$171	$358

Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Expenses, Note [Text Block]	“Other Expenses” shown in the table reflects an estimate of all expected ordinary operating expenses for the current fiscal year and are based on prior fiscal year expenses. The Fund’s annual expense ratio will increase or decrease over time as the Fund’s asset level decreases or increases, respectively, and as actual Fund expenses may vary.
Acquired Fund Fees and Expenses, Note [Text Block]	“Acquired fund fees and expenses” are based on the estimated indirect net expenses associated with the fund’s investments in underlying investment companies (including ETFs).
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT PROGRAM

Investment Objective and Policies

The Fund’s investment objective is to achieve maximum capital appreciation. No assurance can be given that the Fund will achieve its investment objective or that shareholders will not lose money.

The Fund’s investment objective is fundamental and may not be changed without the approval of shareholders. However, except as otherwise stated in this prospectus (the “Prospectus”) or in the SAI, the investment policies and restrictions of the Fund are not fundamental and may be changed by the Board without a vote of shareholders. The Fund’s fundamental investment policies and restrictions are listed in the SAI. Its principal investment strategies are discussed below. The Fund may change any investment policy or strategy that is not fundamental, if the Board believes doing so would be consistent with the Fund’s investment objective.

Principal Investment Strategies & Methodology

The Fund pursues its investment objective by investing its assets primarily in publicly-traded equity securities of U.S. and foreign companies that the Adviser believes are well positioned to benefit from demand for their products or services, including companies that can innovate or grow rapidly relative to their peers in their markets. “Growth companies” are generally considered to possess these characteristics. For purposes of the Fund’s investment program, “equity securities” means common and preferred stocks (including IPO securities), convertible securities, stock and index options (call and put options), warrants and rights. The Adviser will invest the Fund’s assets in equity securities without regard to the issuer’s market capitalization.

The Adviser may, at times, focus on investments in Technology Companies. Conversely, it may seek opportunities for maximum capital appreciation in the equity securities of companies that are, or may be expected to be, disadvantaged by technological events, advances or products. As a result, investments in Technology Companies may comprise a significant portion of the Fund’s portfolio. The Fund’s investment program may also include investments in the equity securities of companies in a variety of other industries and sectors.

In making investment decisions for the Fund, the Adviser uses fundamental investment analysis and in-depth research to identify attractive investment opportunities. The Adviser’s investment process involves a research driven, bottom-up analysis of a security’s potential for appreciation or depreciation, and includes consideration of the financial condition, earnings outlook, and strategy, management and industry position of issuers. This analytical process involves the use of valuation models, review and analysis of published research and, in some cases, discussions with industry experts and company visits. The Adviser also takes into account economic and market conditions.

The Fund reserves the right to alter or modify some or all of the Fund’s investment strategies in order to take advantage of changing market conditions, when the Adviser, in its sole discretion, concludes that such alterations or modifications will enable the Fund to meet its investment objective.

The Fund’s investment program emphasizes active management of the Fund’s portfolio. Consequently, the Fund’s portfolio turnover and brokerage commission expenses may significantly exceed those of other registered investment companies. Additionally, a high portfolio turnover rate (one that exceeds 100% in our view) may result in the realization of capital gains, including short-term gains which will be taxable to shareholders as ordinary income. (See “Principal Risk Factors — Active Management Risk.”)

The Fund operates as a diversified investment company under the 1940 Act. This means that at least 75% of the value of the Fund’s total assets must be represented by cash, cash items, U.S. Government securities, securities of other investment companies, and other securities which in respect of any issuer are limited to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer. Additionally, the Fund’s investments may be concentrated in one or more sectors. Investments in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. Thus, the Fund may be more susceptible to risk of loss from events adversely affecting a particular sector in which the Fund focuses. (See “Principal Risk Factors — Sector Concentration Risk.”)

In addition, from time to time, the Fund may invest a portion of its assets in Private Investments. The Fund limits Private Investments to 5% of its net assets (measured at the time of investment). For purposes of applying this limitation, the Fund’s net asset value attributable to Private Investments shall be determined at the time of investment by aggregating the cost of all Private Investments then held by the Fund. Any changes in the percentage of the Fund’s assets invested in Private Investments resulting from market fluctuations or other changes in total assets will not require the Fund to dispose of a Private Investment.

Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits, if any, of the entity without preference over any other shareholder or claim of shareholders, after making required payments to holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Short Sales. The Fund may seek maximum capital appreciation by effecting short sales of securities when the Adviser believes that the market price of a security is above its estimated intrinsic or fundamental value. The Fund may also effect short sales for hedging purposes.

Leverage. Depending upon market conditions and the availability of suitable investment opportunities, the Fund may utilize leverage as part of its investment program by borrowing money or using net short proceeds to purchase securities.

Short sales, swaps, options and the use of leverage (either directly or through securities lending) are considered speculative investment practices and involve certain risks. (See “Principal Risk Factors — Risk of Short Sales,” “Principal Risk Factors — Leverage & Borrowings Risk,” “Principal Risk Factors — Securities Lending Risk,” and “Principal Risk Factors — Derivatives Risks.”)

Total Return Swaps. The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. In comparison to certain direct long or short transactions, total return swap transactions can sometimes offer more advantageous financing costs and/or a more efficient means of gaining exposure to certain foreign markets where direct investment may be restricted or cost prohibitive. The Fund may also obtain leveraged investment exposure through total return swaps. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional,” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved. Total return swaps are where one party exchanges a cash flow indexed (on a long or short basis) to a non-money market asset (e.g., an equity security). (The use of swaps other than total return swaps is not currently a principal investment strategy of the Fund.) (See “Principal Risk Factors – Total Return Swaps Risk.”)

Preferred Stocks. Preferred stock generally has a preference over an issuer’s common stock as to dividends and in the event of liquidation, but it ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate, but unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock may also be subject to optional or mandatory redemption provisions.

IPO Securities. The Fund may purchase securities of companies in initial public offerings (i.e., “IPO securities”) or shortly thereafter. Special risks associated with these securities may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the issuer, and limited operating history. (See “Principal Risk Factors — Market Capitalization Risk.”)

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics, in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics, and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

Call and Put Options on Individual Securities and Indices. The Fund may purchase call and put options in respect of specific securities, including ETF and index options, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. The Fund may also enter into or write options (including options on indices) to adjust or hedge its exposure to equity markets. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. If the call option sold is not covered, the Fund’s losses are potentially unlimited. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers. (See “Principal Risk Factors — Derivatives Risk.”)

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities.

Warrants and Rights. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants but normally have a shorter duration and are offered or distributed to shareholders of a company.

Exchange Traded Funds and Other Similar Instruments. The Fund may purchase shares of exchange-traded funds that are registered under the 1940 Act (“ETFs”) and shares of similar investment vehicles that are not registered under the 1940 Act (together with the ETFs, “Traded Funds”) and effect short sales of these shares. Transactions in Traded Funds may be used in seeking maximum capital appreciation or for hedging purposes. Typically, a Traded Fund holds a portfolio of common stocks designed to track the performance of a particular index or a “basket” of stocks of companies within a particular sector or group. Traded Funds sell and redeem their shares at net asset value in large blocks (typically 50,000 shares) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchange and can be purchased and sold in the secondary market in lots of any size at any time during the trading day (i.e., retail shares). The Adviser does not anticipate purchasing creation units.

Investments in Traded Funds involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the Traded Funds. In addition, a Traded Fund may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the Traded Fund and the index with respect to the weighting of securities or number of stocks held.

Because Traded Funds bear various fees and expenses, the Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Adviser considers the expenses associated with an investment in determining whether to invest in a Traded Fund.

Additional information about the types of investments that may be made by the Fund is provided in the SAI.

NON-PRINCIPAL FUND INVESTMENT PRACTICES AND THEIR RISKS

Although the Fund’s principal investment strategy is to invest primarily in equity securities of U.S. and foreign companies, the Fund may invest its assets in other types of securities and in other asset classes when, in the judgment of the Adviser (subject to any policies established by the Board), such investments present opportunities for the Fund to achieve maximum capital appreciation, taking into account the availability of equity investment opportunities, market conditions, the relative risk/reward analysis of other investments compared to equity securities, and such other considerations as the Adviser deems appropriate. Information regarding these additional investments, and the risks associated with them, is discussed below and in the SAI.

Bonds and Other Fixed-Income Securities

The Fund may invest without limit in high quality fixed-income securities for temporary defensive purposes and to maintain liquidity. (See “Temporary Investments; U.S. Government Securities Risk” below for more information.) For these purposes, “fixed-income securities” are bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“U.S. Government Securities”) or by a foreign government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk).

The Fund may also invest in both investment grade and non-investment grade debt securities. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization (“NRSRO”) in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by the Adviser to be of comparable quality. Non-investment grade debt securities (typically called “junk bonds”) are securities that have received a rating from an NRSRO of below investment grade or have been given no rating, and are considered by the NRSRO to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade debt securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities. The Fund does not expect to invest more than 15% of its net assets in non-convertible debt securities. The Fund’s investments in non-investment grade debt securities, if any, are not expected to exceed 5% of its net assets.

Currency Options and Currency Forwards

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

The Fund may enter into forward currency exchange contracts (“forward contracts”) for hedging purposes and non-hedging purposes to pursue its investment objective. Forward contracts are transactions involving the Fund’s obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used by the Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Fund anticipates purchasing or selling a foreign security.

Temporary Investments; U.S. Government Securities Risk

During periods of adverse market conditions in the equity securities markets, the Fund may deviate from its investment objective and invest all or a portion of its assets in high quality debt securities, money market instruments, or hold its assets in cash. Securities will be deemed to be of high quality if they are rated in the top four categories by an NRSRO or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high quality, short-term debt obligations (which generally have remaining maturities of one year or less), and may include: U.S. Government Securities; commercial paper; certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation (“FDIC”); and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act.

The Fund may also invest in money market instruments or purchase shares of money market mutual funds pending investment of its assets in equity securities or non-money market debt securities, or to maintain such liquidity as may be necessary to effect repurchases of shares from shareholders or for other purposes.

It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it were not required to do so by law. If a U.S. Government agency or instrumentality in with the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government Securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the FDIC or any other government agency, or that the price of the Fund’s shares will not continue to fluctuate.

CFTC Regulation

The Fund has filed a notice of exclusion from the definition of the term commodity pool pursuant to Rule 4.5 under the Commodity Exchange Act of 1974, as amended (the “CEA”) and, therefore, is not subject to registration or regulation as a commodity pool under the CEA.

Agreements with Service Providers

The Fund’s agreements with its custodian, prime brokers, Adviser, Underwriter, administrator and other service providers, including Selling Agents, may contain provisions that limit the liability of, and require the Fund to indemnify, those parties and their affiliates in certain circumstances.

Risk Factors [Table Text Block]

PRINCIPAL RISK FACTORS

ACAP Strategic Fund (the “Fund”) is a speculative investment and an investment in the Fund’s shares of beneficial interest (“shares”) entails substantial risks. There can be no assurance that the Fund’s investment objective will be achieved. In particular, the Fund’s use of leverage (either directly through borrowings or through engaging in securities lending), active trading, short sales and derivative instruments can, in certain circumstances, result in significant losses to investors who purchase shares (“shareholders”).

General

All securities investments risk the loss of capital. Shareholders may experience a significant decline in the value of their investment. Prospective shareholders should invest only if they can sustain a complete loss of their investment. To the extent that the Fund makes substantial investments in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. In addition, the value of the Fund’s investments can be reduced by unsuccessful investment strategies, poor selection of equity securities, poor economic growth, pronounced market volatility, and political, regulatory and legal developments. Further, the Fund’s use of leverage (either directly through borrowings or through engaging in securities lending), short sales or derivative transactions can result in significant losses to the Fund. Shareholders could lose some or all of their investment. The Fund may also be adversely affected by business continuity issues for companies and markets, including as a result of pandemics, such as COVID-19; cybersecurity issues, including disruptions to company operations, national and local elections and power supply and generation; and natural disasters and ecological damage.

General economic or market conditions may adversely affect the investments made by the Fund. In addition, a downturn or contraction in the global economy or in the capital markets, or in certain industries or geographic regions thereof, may restrict the availability of suitable investment opportunities for the Fund and/or the opportunity to liquidate any such investments, each of which could prevent the Fund from meeting its investment objective. A general economic downturn could also result in the diminution or loss of the investments made by the Fund. At the same time, market conditions could also increase the number of shares requested for repurchase by the Fund.

Consequences of a severe worldwide economic downturn that may adversely affect the Fund include, among other things:

•	a potential lack of available credit, lack of confidence in the financial sector and reduced business activity, all which could materially and adversely affect the Fund and economic conditions generally. For example, the Fund offers to repurchase a certain percentage of its outstanding shares each fiscal quarter. The erosion of confidence in the financial sector, and further deterioration of the financial markets and economic conditions generally, could lead to larger numbers of shareholders tendering their Fund shares for repurchase. This could result in a general decline in the Fund’s asset base over time, thus hampering the Fund’s ability to effectively invest its capital to achieve its investment objective. (See “Repurchase Offers — Consequences of Repurchase Offers.”) The longer these conditions persist, the greater the probability that these factors could have an adverse effect on the Fund’s financial results and continued viability;

•	a significant decline in the equity markets which may reduce the value of the Fund’s portfolio securities; and

•	the possibility that utilizing short-selling transactions, derivative instruments and hedging strategies of the type the Fund may use might not perform as intended or expected, resulting in higher realized losses and unforeseen cash needs. In addition, these transactions depend on the performance of various counterparties. Due to the challenging conditions in the financial markets, these counterparties may fail to perform, thus rendering the Fund’s transactions ineffective, which would likely result in significant losses to the Fund. (See “Principal Risk Factors — Counterparty Credit Risk.”)

The large-scale invasion of Ukraine by Russia in February 2022 resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. In addition, the current conflict in the Middle East and terrorist acts may cause significant volatility in the markets and/or market disruptions. These developments and other related events could negatively impact Fund performance.

Active Management Risk

The Fund’s investment program emphasizes active management of the Fund’s portfolio. Consequently, the Fund’s portfolio turnover and brokerage commission expenses may exceed those of other investment companies. A high portfolio turnover rate (one that exceeds 100% in our view) may also result in the greater realization of capital gains, including short-term gains which are taxable to shareholders at the same rates as ordinary income.

Risk of Equity Securities

The Fund primarily invests in publicly-traded “equity securities,” which, for these purposes, means common and preferred stocks (including investments in initial public offerings or “IPOs”), convertible securities, stock and index options (call and put options), warrants and rights. Thus, the value of the Fund’s portfolio will be affected by daily movements in the prices of equity securities. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Individual companies may report poor results or be negatively affected by industry, regulatory and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, stock markets can be volatile at times, and stock prices can change drastically. This market risk will affect the Fund’s share price, which will fluctuate as the values of the Fund’s investment securities and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time.

In addition, special risks are associated with investments in IPO securities including a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the issuer, and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing market prices. In addition, some companies in IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospect of achieving them. (See “Principal Risk Factors — Market Capitalization Risk.”)

Convertible securities also carry unique risks. The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). Therefore, the investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security is increasingly influenced by its conversion value. A convertible security generally sells at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income or preferred security, as applicable.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.

The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including index options and options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited.

With respect to stock options or index options, the sale of a covered call option exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security (owned by the Fund) or Fund market exposure or to possible continued holding of a security or market exposure that might otherwise have been sold or reduced to protect against depreciation in the market price. The sale of a covered put option exposes the Fund during the term of the option to a decline in price of the underlying security while depriving the Fund of the opportunity to invest the cash or liquid securities that are required to be placed in a segregated account in order to engage in a covered put option. In addition, when options are purchased over-the-counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. (See “Principal Risk Factors — Counterparty Credit Risk.”) These options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities.

Finally, warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the value of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

Technology Company Securities

Under normal market conditions, the Fund may maintain a significant exposure to the equity securities of companies which derive a major portion of their revenue directly or indirectly from business lines which benefit, or are expected to benefit from, technological events, advances or products (“Technology Companies”). Investing in securities of Technology Companies involves additional risks. These risks include: limited operating histories of many Technology Companies; rapidly changing technologies and products which may quickly become obsolete; cyclical patterns in information technology spending which may result in inventory write-offs, cancellation of orders and operating losses; scarcity of management, engineering and marketing personnel with appropriate technological training; the possibility of lawsuits related to technological patents; changing investors’ sentiments and preferences with regard to investments in Technology Companies (which are generally perceived as risky) with their resultant effect on the price of underlying securities; and volatility in the U.S. and foreign stock markets which may disproportionately affect the prices of securities of Technology Companies and may cause the Fund’s performance to experience substantial volatility. The Fund may thus be subject to these and other risks associated with Technology Companies to a much greater extent than a fund that may not emphasize these investments.

The Adviser’s definition of “Technology Companies” (as indicated above) covers companies in a broader range of industries and sectors than those that are more commonly considered technology companies. As a result, the Fund’s portfolio and performance may not resemble those of funds that are concentrated in more traditional technology companies.

Growth Company Securities

The Fund may invest a substantial portion of its assets in “growth companies.” Investing in growth companies involves substantial risks. Securities of growth companies may perform differently from the stock market as a whole and may be more volatile than other types of stocks. Since growth companies usually invest a significant portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion the impact of declining stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices for growth company stocks because investors buy growth company stocks in anticipation of superior earnings growth. Securities of growth companies may also be more expensive relative to their earnings or assets compared to value or other types of stocks.

Private Company Securities

From time to time, the Fund may invest a portion of its assets in Private Investments consistent with the pursuit of its investment objective. The Fund limits Private Investments to 5% of its net assets (measured at the time of investment). For purposes of applying this limitation, the Fund’s net asset value attributable to Private Investments shall be determined at the time of investment by aggregating the cost of all Private Investments then held by the Fund. Operating results for private companies in a specified period will be difficult to predict. Such investments involve a high degree of business and financial risk that can result in substantial losses.

Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Adviser may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests. There is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

Typically, investments in private companies are in restricted securities that are not traded in public markets and subject to substantial holding periods, so the Fund may not be able to resell some of its holdings for extended periods (which may be several years) and it may be difficult or impossible to sell such securities at prices comparable to the market prices of similar securities that are publicly traded. It is highly speculative as to whether and when an issuer will be able to register its securities so that they become eligible for trading in public markets. There can be no assurance that the Fund will be able to realize the value of private company investments in a timely manner.

Private companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the company. The Fund may hold non-controlling positions in the private companies in which it invests. As a result, the Fund is subject to the risk that a company may make business decisions with which the Fund disagrees, and that the management and/or stockholders of a portfolio company may take risks or otherwise act in ways that are adverse to the Fund’s interests. Due to the lack of liquidity of such Private Investments, the Fund may not be able to dispose of its investments in the event it disagrees with the actions of a private portfolio company and may therefore suffer a decrease in the value of the investment. In addition, these investments are subject to valuation risk as they will be fair valued subject to the Fund’s valuation policy, which is subject to inherent uncertainty and conflicts of interest, and, thus, there is significant uncertainty that the Fund can realize such investments at such fair value. The Fund does not intend to, nor does it currently anticipate that it will, take controlling equity positions in private companies. In addition, other shareholders, such as venture capital and private equity sponsors, that have substantial investments in a private company may have interests that differ from that of the private company or its minority shareholders, which may lead them to take actions that could materially and adversely affect the value of the Fund’s investment in the private company.

Investments in private companies involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that may result in significant decreases in the value of these investments. The Fund may not be able to sell such investments when the Adviser deems it appropriate to do so because they are not publicly traded. As such, these investments are generally considered to be illiquid until a company’s public offering (which may never occur) and are often subject to additional contractual restrictions on resale following any public offering that may prevent the Fund from selling its shares of these companies for a period of time. Market conditions, developments within a company, investor perception or regulatory decisions may adversely affect a late-stage private company and delay or prevent such a company from ultimately offering its securities to the public. If a company does issue shares in an IPO, the shares may be risky and volatile and may cause the value of the Fund’s investment to decrease significantly. Moreover, these shares are typically subject to lock-up provisions that prohibit the Fund from selling them for a specified period of time after an IPO (typically 180 days). As a result, the market price of such shares may decline substantially before the Fund is able to sell these shares following an IPO.

Venture Capital Investments. The Fund expects to make “venture capital” investments in private companies which are subject to significant additional risks, including that the venture capital investments typically have limited operating history, are attempting to develop or commercialize unproven technologies or to implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public or private companies that may be at a later stage of development.

Certain of these investments and potential investments will also implicate conflicts of interest. (See “Conflicts of Interest” below.)

Risk of Net-Long Bias

The Fund’s portfolio generally operates with a “net-long bias,” i.e., the dollar value of long positions in the portfolio exceed the dollar value of short positions. As a result, in a declining equity market environment, operating with a net-long bias could subject the Fund’s portfolio to more downside volatility than would be the case if the Fund’s portfolio had greater short exposure.

Risk of Short Sales

The Fund may seek maximum capital appreciation by effecting short sales of securities when the Adviser believes that the market price of a security is above its estimated intrinsic or fundamental value. For example, the Fund may “short” a security of a company if the Adviser believes the security is over-valued in relation to the issuer’s prospects for earnings growth. In addition, the Fund may attempt to limit exposure to a possible market decline in the value of its portfolio securities through short sales of securities that the Adviser believes possess volatility characteristics similar to those being hedged. At times, the Fund may be exposed significantly to short positions and, as a result, the dollar value of short positions in the portfolio could exceed the dollar value of long positions.

To effect a short sale, the Fund will borrow a security from a brokerage firm to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Thus, short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Positions in stocks sold short are more risky than long positions (purchases) in stocks because the maximum loss on a stock purchased is limited to the amount paid for the stock plus the transactions costs, where in the case of a short sale, there is no limit on the loss that may be incurred. Moreover, the amount of any gain achieved through a short sale will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund may be required to pay in connection with a short sale. There is a risk that the borrowed securities would need to be returned to the brokerage firm on short notice. If a request for return of securities occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur, and the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short with purchases on the open market, possibly at prices significantly in excess of the price at which the securities were sold short. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. Short selling may exaggerate the volatility of the Fund’s investment portfolio. Short selling may also produce higher than normal portfolio turnover and may result in increased transaction costs to the Fund. In addition, the Fund, as a result of certain short sale transactions, may recognize short term capital gain, which will be passed through to investors as ordinary income. (See “Certain Tax Matters — Taxation of Short Sales.”)

The Fund may also make short sales against-the-box, in which it sells short securities it owns or has the right to obtain without payment of additional consideration. If the Fund makes a short sale against-the-box, it will be required to set aside securities equivalent in-kind and amount to the securities sold short (or securities convertible or exchangeable into those securities) and will be required to hold those securities while the short sale is outstanding. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box.

Regulators impose certain restrictions or disclosure requirements on short sales and the levels of restriction and disclosure may vary across different jurisdictions. Such restrictions and disclosure requirements may make it difficult for the Adviser to express its negative views in relation to certain securities, companies or sectors, which may have an adverse effect on the Fund’s ability to implement its investment strategy. See also “Derivatives Risk” below.

There are other inherent difficulties and challenges in short selling. The general negative perceptions of short-sellers may limit the Adviser’s access to management of various issuers and hamper its research efforts. Management and other stakeholders of issuers may take legal action against short-sellers seeking to prevent or discourage short sales of the issuer’s securities to avoid depressing the value of its securities. The Adviser and the Fund could be subject to such private legal actions. The cost of and management time committed to defending any such action could be substantial.

When effecting short sales of securities, the Fund will receive a dollar amount (the “net short proceeds”) equal to the value of the securities sold short and will deposit and retain such net short proceeds or use them to purchase securities with the brokerage firm through which it effected the short sale transactions (a “Prime Broker”). Currently, the Fund’s Prime Brokers are Morgan Stanley & Co. Incorporated (“Morgan Stanley”) and Merrill Lynch Professional Clearing Corp. (“Merrill Lynch”). The Fund may add one or more additional Prime Brokers. The Fund, each Prime Broker and The Bank of New York Mellon, the Fund’s custodian, are parties to agreements in which the Prime Broker retains custody, on behalf of the Fund, of the cash proceeds from securities sold short. Because the Fund effects short sales as part of its principal investment strategy, the short proceeds deposited with the Prime Broker could represent a material portion of the Fund’s total assets. This may expose the Fund to significant risks or difficulty in obtaining access to its assets in the event of the default or bankruptcy of a Prime Broker. The Adviser will monitor regularly the creditworthiness of each Prime Broker.

Counterparty Credit Risk

The Fund will be subject to counterparty credit risk with respect to its use of total return swaps and other derivatives contracts. If a counterparty to a swap or other derivative contract becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. To partially mitigate this risk, the Adviser will seek to effect swap and other derivative transactions only with counterparties that it believes are creditworthy. The Adviser will consider the creditworthiness of counterparties in the same manner as it would review the credit quality of a security to be purchased by the Fund. However, there is no assurance that a counterparty will remain creditworthy or solvent.

Leverage & Borrowings Risk

The Fund’s investment program makes frequent use of leverage by borrowing money or using net short proceeds to purchase securities. Although the Fund may issue preferred shares, it has no intention of doing so within the next 12 months. The practice of leveraging by borrowing money is speculative and involves certain risks. Because short sales involve borrowing securities and then selling them, the Fund’s short sales have the additional effect of leveraging the Fund’s assets. The Fund may also generate leverage through engaging in securities lending. (See “Securities Lending Risk” below.) The Fund’s use of total return swaps can also expose the Fund to leveraged investment exposure. See also “Derivatives Risk” below.

Purchasing equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying (typically lower) percentages with respect to transactions in foreign markets. Borrowings to purchase equity securities typically will be secured by the pledge of those securities. The financing of securities purchases may also be effected through reverse repurchase agreements with banks, brokers and other financial institutions. This involves the transfer by the Fund of the underlying security (typically a debt instrument such as U.S. Treasuries) to a counterparty in exchange for cash proceeds based on a percentage (which can be as high as 95% to 100%) of the value of the debt instrument and, as described below, constitutes indebtedness subject to limitations of the Investment Company Act of 1940, as amended (the “1940 Act”). Borrowings by the Fund (which do not include short and derivative transactions) will not exceed 33 ⅓ percent of the Fund’s total assets.

Although leverage can increase investment returns if the Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease investment returns if the Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds. The use of leverage will therefore magnify the impact of changes in the value of investments held by the Fund on the Fund’s net asset value and thus can increase the volatility of the Fund’s net asset value per share. In the event that the Fund’s portfolio investments decline in value, the Fund could be subject to a “margin call” and will be required to deposit additional collateral with the lender or suffer mandatory liquidation of securities pledged as collateral for its borrowings. In the event of a sudden, precipitous drop in value of the Fund’s assets, the Fund might not be able to liquidate assets quickly enough to pay off its borrowing. Leverage also creates interest expense that may lower the Fund’s overall returns. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by return on the securities purchased. The Fund also may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness (the “Asset Coverage Requirement”). This means that the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness), measured at the time the Fund incurs the indebtedness. The staff of the Securities and Exchange Commission’s Division of Investment Management (the “SEC Staff”) takes the position that short sales of securities, reverse repurchase agreements, use of margin, sales of put and call options on specific securities or indices, investments in certain other types of instruments (including certain derivatives such as total return and other swap agreements), and the purchase and sale of securities on a when-issued or forward commitment basis, may be deemed to constitute indebtedness subject to the Asset Coverage Requirement.

In order to obtain “leveraged” market exposure in certain investments and to increase the overall return to the Fund of various investments, the Fund may purchase options, total return swaps and other synthetic instruments that do not constitute “indebtedness” for purposes of the Asset Coverage Requirement. These instruments may nevertheless involve significant economic leverage and therefore may, in some cases, involve significant risks of loss. (See “Special Investment Instruments and Techniques” in the Fund’s statement of additional information (“SAI”).)

U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions.

There is no guarantee that a leveraging strategy will be successful.

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers, and financial institutions in an amount not exceeding 33 ⅓ % of the value of the Fund’s total assets. These loans will be secured by collateral designated by the Adviser (consisting of cash and/or liquid securities) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. The Fund may, subject to certain notice requirements, at any time call the loan and obtain the return of the securities loaned. The Fund will be entitled to the interest and dividends on the loaned securities. These loans are expected to be used to leverage the Fund’s assets — i.e., while the Fund continues to receive the income on its loaned securities, it can invest the cash collateral received in any securities or instruments consistent with the Fund’s investment objective and earn returns thereon. The Fund will be required to return the collateral with interest at a predetermined fixed or floating rate and, because the Fund’s interest obligation and transaction costs may turn out to be greater or less than the return on the Fund’s investment of the collateral, the Fund may lose or gain from engaging in the securities lending transaction. (See “Leverage and Borrowings Risk” above.)

A loan may be terminated at any time by the borrower or by the Fund upon notice. Upon termination, the borrower is obligated to return the loaned securities within three business days (one business day in the case of government securities). Any gain or loss in the market price of the loaned securities during the course of the loan continues to inure to the Fund’s benefit or risk. As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral, should the borrower of the securities fail financially. In addition, securities lending involves leverage, and the Fund may incur a loss if securities purchased with the collateral from securities loans decline in value or if the income earned does not cover the Fund’s transaction costs. Voting and consent rights that accompany loaned securities pass to the borrower. The Fund will follow the policy of seeking to call the loaned securities, to be delivered within three business days after notice, to permit the exercise of such rights if the matters involved would have a material effect on the investment in such loaned securities. The Fund will pay reasonable finder’s, administrative and custodial fees in connection with loans of securities.

Market Capitalization Risk

The Adviser will invest the Fund’s assets in equity securities without regard to the issuer’s market capitalization. Accordingly, the Fund may invest significantly in the stocks of companies having smaller market capitalizations, including mid-cap and small-cap stocks. The stocks of these companies often have less liquidity than the stocks of larger companies and these companies frequently have less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. Due to these and other factors, stocks of smaller companies may be more susceptible to market downturns and other events, and their prices may be more volatile than the stocks of larger companies.

Foreign Investment Risk

The Fund may invest without limitation in securities of foreign issuers and in depositary receipts, such as American Depositary Receipts (“ADRs”), that represent indirect interests in securities of foreign issuers. Securities of foreign issuers in which the Fund may invest may be listed on foreign securities exchanges or traded in foreign over-the-counter markets. The Adviser defines “foreign issuers” as companies that derive a majority of their revenue or profits from foreign businesses, investments or sales, or that have a substantial portion of their operations or assets abroad. Since there are companies that may be legally organized or have principal offices located in the U.S. that derive a majority of their revenue or profits from foreign businesses, investments or sales, or that have a substantial portion of their operations or assets abroad, such companies are also considered to be “foreign issuers” for these purposes.

Risk factors affecting foreign investments include, but are not limited to, the following: varying custody, brokerage and settlement practices; difficulty in pricing; less public information about issuers of foreign securities; less governmental regulation and supervision over the issuance and trading of securities than in the U.S.; the unavailability of financial information regarding the foreign issuer or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation or nationalization; the imposition of withholding and other taxes; adverse political, social or diplomatic developments; limitations on the movement of funds or other assets of the Fund between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Moreover, governmental issuers of foreign securities may be unwilling to repay principal and interest due, and may require that the conditions for payment be renegotiated. Investment in foreign countries also involves higher brokerage and custodian expenses than does investment in U.S. securities.

Other risks of investing in foreign securities include changes in currency exchange rates (in the case of securities that are not denominated in U.S. dollars) and currency exchange control regulations or other foreign or U.S. laws or restrictions, or devaluations of foreign currencies. A decline in the exchange rate would reduce the value of certain of the Fund’s foreign currency denominated portfolio securities irrespective of the performance of the underlying investment. In addition, the Fund may incur costs in connection with conversion between various currencies. The Fund may also invest in companies located in, or doing business in, emerging or less developed countries. These investments are typically subject to the foregoing risks to a much greater degree than investments in developed countries and thus, investments in less developed countries could potentially increase volatility of the Fund’s net asset value. There is no limit on the amount of the Fund’s assets that may be invested in companies located or doing business in emerging market countries.

The Fund may enter into forward currency exchange contracts (“forward contracts”) for hedging purposes and non-hedging purposes to pursue its investment objective. Forward contracts are transactions involving the Fund’s obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used by the Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Fund anticipates purchasing or selling a foreign security. This technique would allow the Fund to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of the Fund’s existing holdings of foreign securities. There may be, however, imperfect correlation between the Fund’s foreign securities holdings and the forward contracts entered into with respect to those holdings. Forward contracts may also be used for non-hedging purposes to pursue the Fund’s investment objective (subject to any policies established by the board of trustees of the Fund (the “Board”)), such as when the Adviser anticipates that particular foreign currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund’s investment portfolio. There is no requirement that the Fund hedge all or any portion of its exposure to foreign currency risks.

Brexit. The departure of the United Kingdom (UK) from the European Union (EU) single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. Given the size and importance of the UK’s economy, the longer-term impact of Brexit or any further potential devolution of the EU on the UK and European economies and the broader global economy could be significant, resulting in significant currency fluctuations, and/or otherwise adversely affect international markets or other cross-border co-operation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise) for the foreseeable future beyond the date of the UK’s withdrawal from the EU, which may adversely affect the value of your investment in the Fund.

Eurozone Investment Risk. The Fund may invest directly or indirectly from time to time in European companies and assets and companies and assets that may be affected by the Eurozone economy. Ongoing concerns regarding the sovereign debt of various Eurozone countries, including the potential for investors to incur substantial write-downs, reductions in the face value of sovereign debt and/or sovereign defaults, as well as the possibility that one or more countries might leave the EU or the Eurozone create risks that could materially and adversely affect Fund investments. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on the Fund’s investments in European companies and assets, including, but not limited to, the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, increased currency risk in relation to contracts denominated in Euros and wider economic disruption in markets served by those companies, while austerity and/or other measures introduced to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. Legal uncertainty about the funding of Euro- denominated obligations following any breakup or exits from the Eurozone, particularly in the case of investments in companies and assets in affected countries, could also have material adverse effects on the Fund. Were any other member state to decide to withdraw from the EU, that could exacerbate such uncertainty and instability and may present similar and/or additional potential risks to Fund investments in European issuers.

China Investment Risk. The following events and issues, among others, may have a materially adverse impact on investments in companies doing business in the People’s Republic of China (“PRC”) (including Hong Kong and Macau) and territories administered by the Republic of China (Taiwan and some neighboring islands) (collectively, “Greater China”): introduction of new policies or legislation in, or affecting businesses or investments in, Greater China; unfavorable legal interpretations and/or inability to effectively enforce legal rights under PRC law or another legal system in Greater China; uncertainty related to the variable interest entity (VIE) corporate structure; political relations between the international community and Greater China; concerns regarding de-listing of Chinese companies from U.S. exchanges and access to U.S. capital markets; PRC state ownership and PRC government economic intervention; non-compliance with U.S. laws by companies in Greater China; potential for fraud by companies in Greater China and difficulties in conducting due diligence; restrictions on foreign investment market access; difficulty of repatriation of investment returns and capital; and tax uncertainty impacting companies in Greater China and investments in companies doing business in Greater China.

Derivatives Risk

Swaps and certain options and other custom derivative or synthetic instruments are subject to the risk of non-performance by the counterparty to such instrument, including risks relating to the financial soundness and creditworthiness of the counterparty. The prices of derivative instruments can be highly volatile. In addition, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large impact on the Fund’s performance.

There has been an international effort to increase the stability of the over-the-counter derivatives market in response to the 2008 financial crisis. In the United States, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) includes provisions that also comprehensively regulate the over-the-counter derivatives markets. In Europe, the European Parliament has adopted a regulation on over-the-counter derivatives, central counterparties and trade repositories (known as the European Markets and Infrastructure Regulation, or “EMIR”), which comprehensively regulates the over-the-counter derivatives markets. These regulations have imposed compliance costs on the Fund. They have also increased the dealers’ costs, which may be passed through to other market participants in the form of higher fees and less favorable dealer marks. They may also render certain strategies in which the Fund might otherwise engage impossible or so costly that they will no longer be economical to implement.

In 2022, the SEC adopted rules that changed the framework for the permissible use of derivatives and short sales (and other similar transactions that can have a leveraging effect) by the Fund. The Derivatives/Short Sale Rule limits funds’ leverage risk based on VaR and generally limits the Fund’s VaR so as not to exceed 200% of the VaR of a designated reference portfolio. In employing the Fund’s investment strategy, the Derivatives/Short Sale Rule may restrict the Fund’s otherwise intended participation in derivative transactions, short sales, and other leverage creating transactions which may affect the Fund’s ability to achieve its investment objective or make it more costly to do so.

Total Return Swaps Risk

In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps, among other factors, may be leveraged (creating leverage risk), and are subject to counterparty risk, pricing risk and liquidity risk, which may result in significant Fund losses.

Options Risk

The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options (including index options), including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk, which are described above.

Sector Concentration Risk

The Fund’s investments may be concentrated in one or more sectors. Investments in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. Thus, the Fund may be more susceptible to risk of loss from events adversely affecting a particular sector in which the Fund focuses.

Concentrated Portfolio Risk

Although the Fund operates as a diversified investment company, to the extent the Fund invests significant assets in the securities of fewer issuers, including having concentrated exposure to a single issuer or a small number of issuers, the Fund will be subject to greater risk of loss if any of those issuers’ securities decrease in value or become impaired.

ADDITIONAL RISK FACTORS

The Incentive Fee

The Incentive Fee (as described below) may create an incentive for the Adviser to cause the Fund to make investments that are riskier or more speculative than those that might have been made in the absence of the Incentive Fee. In addition, the Adviser may time investments in order to maximize income under the Incentive Fee. While the Board does not monitor specific investment decisions by the Adviser and the particular timing of individual investment decisions as they relate to the Incentive Fee, the Board, as part of its fiduciary duties and responsibilities under the 1940 Act (relating to future determinations as to whether to renew the investment advisory agreement with the Adviser), expects to consider whether the Incentive Fee is fair and reasonable.

The Incentive Fee is accrued daily as a liability of the Fund and so reduces the net asset value of all shares. The repurchase price received by a shareholder whose shares are repurchased in a repurchase offer will reflect an Incentive Fee accrual if the Fund has experienced positive performance through the date of repurchase. However, the Fund will not accrue an Incentive Fee for any period unless it has fully recovered any cumulative losses from prior fiscal periods. This is sometimes known as a “high water mark.” An Incentive Fee accrual may subsequently be reversed if the Fund’s performance declines. No adjustment to a repurchase price will be made after it has been determined.

Whenever shares are repurchased in a repurchase offer, or the Fund pays a dividend or a distribution, the amount of any cumulative loss will be reduced in proportion to the reduction in the Fund’s assets paid in respect of such repurchase or in respect of such dividend or distribution. For example, if the Fund has a cumulative loss of $5 million, and 5% of the Fund’s shares are repurchased in a repurchase offer (meaning that 5% of the Fund’s assets are paid out to tendering shareholders), then the amount of the cumulative loss will be reduced by 5% (or $250,000) to $4,750,000. Under this scenario, the Fund will not accrue an Incentive Fee until it recovers the cumulative loss of $4,750,000. However, the amount of any cumulative loss incurred by the Fund will not be increased by any sales of shares (including shares issued as a result of the reinvestment of dividends and distributions). Consequently, as the number of outstanding shares increases, the per-share amount (but not the dollar amount) of a cumulative loss will be reduced. As a result, if a shareholder does not reinvest its distributions, the benefits that such shareholder would receive from a cumulative loss (if any) will be diluted. This means that an investor’s investment may bear a higher percentage Incentive Fee than it otherwise would. (See “Additional Risk Factors — Repurchase Offers,” “Fees and Expenses — Incentive Fee,” and “Repurchase Offers — Consequences of Repurchase Offers.”)

The application of the Incentive Fee may not correspond to a particular shareholder’s experience in the Fund because aggregate cumulative appreciation is calculated on an overall basis allocated equally to each outstanding share. For example, a shareholder may acquire shares after the Fund’s trading has resulted in a cumulative loss. If so, that shareholder’s shares will not be subject to having their net asset value reduced by the Incentive Fee until sufficient gains have been achieved to exceed such losses, despite the fact that all gains allocated to such shares from the date of purchase will constitute aggregate cumulative appreciation in respect of such shares. Conversely, the shares which had been outstanding when such losses were incurred may be subject to having their net asset value reduced by the Incentive Fee, even though the net asset value per share is below the net asset value at which such shares were issued. In addition, when shares are issued at a net asset value reduced by the accrued Incentive Fee and such accrued Incentive Fee is subsequently reversed due to trading losses, the reversal will be allocated equally among all outstanding shares (increasing the net asset value per share), including those shares whose purchase price had not itself been reduced by the accrued Incentive Fee being reversed.

In addition, determinations of fair value for any Private Investments or other holdings can be highly subjective, and the Adviser, given its role in making such determinations, has a conflict of interest as the Adviser is receiving the Incentive Fee which can be impacted by the effect of such fair valuation decisions. The Board retains ultimate oversight over the Fund’s valuation policies and procedures.

Very few investment advisers to registered investment companies receive an incentive fee similar to that to which the Adviser is entitled. In fact, due to the Fund’s performance, the Incentive Fees accrued for this past fiscal year were high and amounted to a significant portion of the Fund’s expense ratio. However, the Incentive Fee is comparable to performance-based fees charged by private funds. While the Board does not monitor specific investment decisions by the Adviser and the particular timing of individual investment decisions as they relate to the Incentive Fee, the Board, as part of its fiduciary duties and responsibilities under the 1940 Act (relating to annual determinations as to whether to renew the investment advisory agreement with the Adviser), does consider whether the Incentive Fee is fair and reasonable.

Repurchase Offers

The Fund offers to purchase only a portion of its shares each quarter, and there is no guarantee that investors will be able to sell all of their shares that they desire to sell in any particular repurchase offer. If a repurchase offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each shareholder. The potential for pro-ration may cause some investors to tender more shares for repurchase than they wish to have repurchased. (See “Repurchase Offers — Oversubscribed Repurchase Offer.”)

The Fund’s repurchase policy may have the effect of decreasing the size of the Fund over time from what it otherwise would have been. It may, therefore, force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to the Fund and cause its expense ratio to increase.

The Incentive Fee is accrued as an expense of the Fund daily and thus reduces the net asset value of all shares. The repurchase price received by an investor whose shares are repurchased in a quarterly repurchase offer will therefore reflect an accrual for the Incentive Fee if the Fund has experienced an increase in net assets due to investment operations from the beginning of the fiscal period through the date of repurchase. However, that Incentive Fee accrual may subsequently be reversed if the Fund’s performance declines. No adjustment to a repurchase price will be made after it has been fixed. (See “Repurchase Offers — Consequences of Repurchase Offers.”)

Liquidity Risks

The Fund has no plans to list its shares on any securities exchange, and there is no assurance that any secondary market will develop for the Fund’s shares. Shares may be held only through the Underwriter or a broker or dealer that has entered into a selling agreement with the Underwriter (or Foreside) or a registered investment adviser that has entered into an agreement with the Adviser (or its affiliates). Shareholders will be unable to redeem shares on a daily basis because the Fund is a closed-end fund. Although the Fund offers to repurchase shares on a quarterly basis, a shareholder may not be able to liquidate its investment in the Fund within a timeframe suitable to that shareholder. (See “Repurchase Offers.”) In addition, shares are subject to transfer restrictions that permit transfers only to persons who are Qualified Investors (as defined herein), unless the transfer is by gift or bequest, or pursuant to an agreement relating to a legal separation or divorce, and to accounts with a broker or dealer or registered investment adviser that has entered into an agreement with the Underwriter or the Adviser, respectively. Brokers, dealers, registered investment advisers or the Underwriter may require substantial documentation in connection with a requested transfer of shares, and shareholders should not expect that they will be able to transfer shares at all. Attempted transfers may require a substantial amount of time to effect. Shares of the Fund may not be exchanged for shares of any other fund. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the shares and should be viewed as a long-term investment.

Regulatory Risk

Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment. Recent legal and regulatory changes, and additional legal and regulatory changes in the future, may substantially affect over-the-counter derivatives markets and such changes may impact the Fund’s use of such instruments, to the extent such instruments are used by the Fund. In particular, the Dodd-Frank Act, enacted in July 2010, introduced a variety of new restrictions on the securities markets and imposes additional regulations on the trading of over-the-counter derivatives and swaps.

Legal, tax and regulatory changes could occur during the term of the Fund that may adversely affect the Fund. The regulatory environment for registered investment companies is evolving, and changes in the regulation of registered investment companies may adversely affect the Fund, e.g., the value of investments held by the Fund and the ability of the Fund to obtain the leverage it might otherwise obtain or to pursue its trading strategies. The effect of any future regulatory change on the Fund could be substantial and adverse including, for example, increased compliance costs, the prohibition of certain types of trading and/or the inhibition of the Fund’s ability to pursue certain of its investment strategies as described in this Prospectus.

Trade Negotiation Risk

Recently, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto, and has proposed and/or taken actions to increase tariffs or other duties on goods or products being imported into the U.S. For example, the U.S. government has imposed, and may in the future increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Recently, the current U.S. presidential administration has proposed and/or imposed significant increases to tariffs on goods imported into the U.S., including from China, Canada, and Mexico. We cannot predict how or what tariffs will be imposed or what retaliatory measures other countries, including China, may take in response to tariffs proposed or imposed by the U.S. Such uncertainty and/or tariffs or counter-measures could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on imported goods. There is uncertainty as to further actions that may be taken under the current U.S. presidential administration with respect to U.S. trade policy, including with respect to the proposed tariffs. Further governmental actions related to the imposition of tariffs or other trade barriers, or changes to international trade agreements or policies, could create further regulatory uncertainty for the Fund’s portfolio companies and adversely affect their businesses and financial condition, particularly to the extent the revenues and profitability of their businesses rely on goods imported from outside of the United States.

Market Disruption and Geopolitical Risk

The Fund is subject to the risk that geopolitical events may disrupt securities markets and adversely affect global economies and markets generally. War, terrorism and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. The Fund may also be adversely affected by business continuity issues for companies and markets, including as a result of pandemics; cybersecurity issues, including disruptions to company operations, national and local elections and power supply and generation; natural disasters and ecological damage; and other factors including terrorism and war such as in the Ukraine and the Middle East. Those events, as well as other changes in foreign and domestic political and economic conditions could also adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments, timing of investment realizations, availability of credit and length of time investments are held. At such times, the Fund’s exposure to the risks described elsewhere in this Prospectus can increase and it may be difficult for the Fund to implement its investment program for a period of time.

Money Market Fund Risk

Although a money market fund generally seeks to maintain its value at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in money market funds. Shareholders of an investment company, including a money market fund, generally bear all expenses of that company, including fees of the investment adviser and custodian, brokerage commissions and legal and accounting fees. As a result, to the extent the Funds invests in a money market fund, shareholders will be paying two levels of advisory fees – the Management Fee and Incentive Fee and the fees charged by the money market fund in the Fund’s portfolio. As a result, the returns realized by the Fund’s shareholders from the Fund’s activities will be less than the returns the shareholders would realize from engaging in the same activities directly.

The Fund may at times use currency options to hedge against the decline in the value of a currency or to enhance returns. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions for currency options either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk, among others.

Forward Contracts Risk

A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference (security, index or currency) at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the

Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Conflicts of Interest

The Adviser and its sole member, Alkeon Capital Management, LLC (“Alkeon”), provide investment advice for certain other investment funds or other accounts (the “Other Accounts”). The investment activities of the Adviser and its affiliates for the Other Accounts will give rise to conflicts of interest that may disadvantage the Fund. The Fund has no interest in these other activities of the Adviser and its affiliates. As a result of the foregoing, the persons that manage the Fund’s investments and their associated investment firms and their affiliates: (i) will be engaged in substantial activities other than on behalf of the Adviser and the Fund, (ii) will have differing economic interests in respect of such activities, and (iii) may have conflicts of interest in allocating their time and activity between the Fund and Other Accounts. Such persons will devote only so much of their time to the management of the Fund’s investments as in their judgment is necessary and appropriate.

There may be circumstances under which the Adviser or its associated firms will cause one or more of their Other Accounts to commit a different percentage of their respective assets to an investment opportunity than to which the Adviser will commit the Fund’s assets. There also may be circumstances under which the Adviser or its associated firms will consider participation by their Other Accounts in investment opportunities in which the Adviser does not intend to invest on behalf of the Fund, or vice versa. It is the Adviser’s policy, to the extent practicable, to allocate investment opportunities to the Fund and the Other Accounts fairly and equitably over time. The Board has approved the Adviser’s allocation policy and practices which are intended to further the foregoing policy. Under such policy, priority allocations to Private Investments have been granted to certain private vehicles (and not the Fund) whose investment program primarily entails making investments in such Private Investments. Additionally, the Adviser has broad discretion regarding the manner in which it allocates investments among the Fund and the Other Accounts that may be eligible to participate in the allocation of a given investment opportunity. The Adviser will not purchase securities or other property from, or sell securities or other property to, the Fund.

In many circumstances, negotiated co-investments by the Fund and Other Accounts may be made only pursuant to an order from the SEC permitting the Fund to do so. The Fund has received an exemptive order from the SEC (the “Order”), which grants Other Accounts and the Fund the ability to fully negotiate terms of co-investment transactions with other funds managed by the Adviser or certain affiliates, subject to the conditions included therein. The Order facilitates the Adviser’s ability to allocate from time to time to the Fund Private Investments, to the extent consistent with the Adviser’s allocation policy approved by the Board. In certain situations, such as when there is an opportunity to negotiate terms of Private Investments and invest in such securities as well as other securities of the same issuer that do not satisfy the Fund’s investment objective and strategies, the personnel of the Adviser or its affiliates will need to decide which clients will proceed with which investments. These limitations may limit the scope of investment opportunities that would otherwise be available to the Fund. Such personnel will make these determinations based on policies and procedures, which are designed to reasonably ensure that investment opportunities are allocated fairly and equitably among affiliated funds/accounts over time and in a manner that is consistent with applicable laws, rules and regulations.

It should be noted that Alkeon is a non-managing member of Breakwater, a broker-dealer that employs certain of Alkeon’s employees. Breakwater acts as the distributor for the Fund and does not maintain a trading function. (See “Conflicts of Interest.”)

Disaster, Business Continuity and Cyber-Security Risk

The occurrence of a disaster such as a cyber-attack, a natural catastrophe, an industrial accident, a terrorist attack or war, events unanticipated in the Fund’s disaster recovery systems, or a support failure from external providers, could have an adverse effect on the Fund’s ability to conduct business and on the Fund’s results of operations and financial condition, particularly if those events affect its computer-based data processing, transmission, storage, and retrieval systems or destroy data. If a significant number of the Adviser and Alkeon’s employees were unavailable in the event of a disaster, the Fund’s ability to effectively conduct business could be severely compromised.

The Adviser (and its affiliates) relies upon secure information technology systems for data processing, storage and reporting. Despite careful security and controls design, implementation and updating, the Adviser (and its affiliates) information technology systems could become subject to cyber-attacks. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of service attacks on websites (i.e., efforts to make network services unavailable to intended users). Network, system, application and data breaches could result in operational disruptions or information misappropriation, which could have a material adverse effect on the Fund.

Cyber-security failures or breaches by the Adviser and other service providers (including, but not limited to, accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s net asset value calculations, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund has established a business continuity plan in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber-security plans and systems put in place by its service providers and issuers in which the Fund invests. The Fund could be negatively impacted as a result.

The Fund is dependent on its and third parties’ communications and information systems. Any failure or interruption of those systems, including as a result of the termination of an agreement with any third-party service providers, could cause delays or other problems in the Fund’s activities. The Fund’s financial, accounting, data processing, backup or other operating systems and facilities may fail to operate properly or become disabled or damaged as a result of a number of factors including events that are wholly or partially beyond its control and adversely affect the Fund’s business. There could be:

•	sudden electrical or telecommunications outages;

•	natural disasters such as earthquakes, tornadoes and hurricanes;

•	disease pandemics;

•	events arising from local or larger scale political or social matters, including terrorist acts; and

•	cyber-attacks.

These events, in turn, could have a material adverse effect on the Fund.

Technological Innovations, Industry Disruptions, and Artificial Intelligence Risks

Technological innovations, including artificial intelligence and machine learning, have disrupted traditional approaches in multiple industries and can permit companies to achieve success and in the process disrupt markets and market practices. The Fund can provide no assurance that new businesses and approaches will not be created that would compete with the Fund and/or the Fund’s portfolio companies or alter the market practices in which the Fund has been designed to function within and on which the Fund depends on for the Fund’s investment return. New approaches could damage the Fund’s investments, disrupt the market in which the Fund operates and subject the Fund to increased competition, which could materially and adversely affect the Fund’s business, financial condition and results of investments.

The Fund may, subject to internal policies, use artificial intelligence or machine learning in connection with the Fund’s business activities. The use of artificial intelligence and machine learning carries with it certain risks, including the risks that inputs include confidential or personally identifiable information and that outputs contain inaccuracies and errors. The applications of artificial intelligence and machine learning, including those in the investment and financial sectors, continue to develop rapidly, and it is impossible to predict all of the future risks that may arise from such developments. The Fund cannot control the use of artificial intelligence or machine learning in the Fund’s portfolio companies or third-party products or services and therefore could be exposed to associated risks if our portfolio companies, third-party service providers or any counterparties use artificial intelligence or machine learning in their business activities.

No Public Trading [Text Block]	there is no assurance that any secondary market will develop for the Fund’s shares.
No Trading History [Text Block]	In addition, the Fund has no plans to list its shares on any securities exchange, and there is no assurance that any secondary market will develop for the Fund’s shares.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF SHARES

The Fund is an unincorporated statutory trust organized under the laws of Delaware. The Fund is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value. The Board is authorized to increase or decrease the number of shares issued. Each share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable. The Trustees have the power to pay expenses of the Fund prior to paying dividends or distributions to shareholders.

All shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. Class A shares are subject to a maximum sales load and a distribution and shareholder servicing fee. Unlike Class A shares, Class W shares are not subject to any sales load or distribution and shareholder servicing fees. The Fund will send annual and semi-annual reports, including financial statements, to all holders of its shares. The Fund does not intend to hold annual meetings of shareholders. Shareholders do not have preemptive, subscription or conversion rights, and are not liable for further calls or assessments. Shareholders are entitled to receive dividends only if and to the extent declared by the Board and only after the Board has made provision for working capital and reserves as it in its sole discretion deems advisable. Shares are not available in certificated form.

Shares of closed-end investment companies frequently trade on an exchange at prices lower than net asset value. Shares of the Fund are not listed on any exchange and the Fund does not expect that any secondary market will develop for the shares, except that brokers or dealers that have entered into selling agreements with the Underwriter (i.e., Selling Agents) may make a market in the shares among their customers that are Qualified Investors. (See “Investor Qualifications and Suitability.”) Prices received or paid for the shares in such transactions will not be available to the public, thus, the Fund and shareholders will not be able to inform themselves if such transactions were effected at a premium or a discount to net asset value. The Fund cannot offer any assurance that any broker or dealer will make a market in the shares or that transactions in any such market will be effected at a price equal to or higher than net asset value.

Security Preemptive and Other Rights [Text Block]	All shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. Class A shares are subject to a maximum sales load and a distribution and shareholder servicing fee. Unlike Class A shares, Class W shares are not subject to any sales load or distribution and shareholder servicing fees. The Fund will send annual and semi-annual reports, including financial statements, to all holders of its shares. The Fund does not intend to hold annual meetings of shareholders. Shareholders do not have preemptive, subscription or conversion rights, and are not liable for further calls or assessments.
Outstanding Securities [Table Text Block]

Securities Outstanding

The below table reflects the amount of Fund shares (in dollars, based on Class A Shares’ NAV and Class W Shares’ NAV, respectively) outstanding as of December 31, 2025:

(1) Title of Class	(2) Amount Authorized	(3) Amount held by Registrant or for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Class A Shares of beneficial interest	Unlimited	None	$8,081,262,780
Class W Shares of beneficial interest	Unlimited	None	$2,702,228,545

Active Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Active Management Risk

The Fund’s investment program emphasizes active management of the Fund’s portfolio. Consequently, the Fund’s portfolio turnover and brokerage commission expenses may exceed those of other investment companies. A high portfolio turnover rate (one that exceeds 100% in our view) may also result in the greater realization of capital gains, including short-term gains which are taxable to shareholders at the same rates as ordinary income.

Risk of Equity Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Equity Securities

The Fund primarily invests in publicly-traded “equity securities,” which, for these purposes, means common and preferred stocks (including investments in initial public offerings or “IPOs”), convertible securities, stock and index options (call and put options), warrants and rights. Thus, the value of the Fund’s portfolio will be affected by daily movements in the prices of equity securities. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Individual companies may report poor results or be negatively affected by industry, regulatory and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, stock markets can be volatile at times, and stock prices can change drastically. This market risk will affect the Fund’s share price, which will fluctuate as the values of the Fund’s investment securities and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time.

In addition, special risks are associated with investments in IPO securities including a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the issuer, and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing market prices. In addition, some companies in IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospect of achieving them. (See “Principal Risk Factors — Market Capitalization Risk.”)

Convertible securities also carry unique risks. The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). Therefore, the investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security is increasingly influenced by its conversion value. A convertible security generally sells at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income or preferred security, as applicable.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.

The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including index options and options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited.

With respect to stock options or index options, the sale of a covered call option exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security (owned by the Fund) or Fund market exposure or to possible continued holding of a security or market exposure that might otherwise have been sold or reduced to protect against depreciation in the market price. The sale of a covered put option exposes the Fund during the term of the option to a decline in price of the underlying security while depriving the Fund of the opportunity to invest the cash or liquid securities that are required to be placed in a segregated account in order to engage in a covered put option. In addition, when options are purchased over-the-counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. (See “Principal Risk Factors — Counterparty Credit Risk.”) These options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities.

Finally, warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the value of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates.

Technology Company Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Technology Company Securities

Under normal market conditions, the Fund may maintain a significant exposure to the equity securities of companies which derive a major portion of their revenue directly or indirectly from business lines which benefit, or are expected to benefit from, technological events, advances or products (“Technology Companies”). Investing in securities of Technology Companies involves additional risks. These risks include: limited operating histories of many Technology Companies; rapidly changing technologies and products which may quickly become obsolete; cyclical patterns in information technology spending which may result in inventory write-offs, cancellation of orders and operating losses; scarcity of management, engineering and marketing personnel with appropriate technological training; the possibility of lawsuits related to technological patents; changing investors’ sentiments and preferences with regard to investments in Technology Companies (which are generally perceived as risky) with their resultant effect on the price of underlying securities; and volatility in the U.S. and foreign stock markets which may disproportionately affect the prices of securities of Technology Companies and may cause the Fund’s performance to experience substantial volatility. The Fund may thus be subject to these and other risks associated with Technology Companies to a much greater extent than a fund that may not emphasize these investments.

The Adviser’s definition of “Technology Companies” (as indicated above) covers companies in a broader range of industries and sectors than those that are more commonly considered technology companies. As a result, the Fund’s portfolio and performance may not resemble those of funds that are concentrated in more traditional technology companies.

Growth Company Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Growth Company Securities

The Fund may invest a substantial portion of its assets in “growth companies.” Investing in growth companies involves substantial risks. Securities of growth companies may perform differently from the stock market as a whole and may be more volatile than other types of stocks. Since growth companies usually invest a significant portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion the impact of declining stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices for growth company stocks because investors buy growth company stocks in anticipation of superior earnings growth. Securities of growth companies may also be more expensive relative to their earnings or assets compared to value or other types of stocks.

Private Company Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Company Securities

From time to time, the Fund may invest a portion of its assets in Private Investments consistent with the pursuit of its investment objective. The Fund limits Private Investments to 5% of its net assets (measured at the time of investment). For purposes of applying this limitation, the Fund’s net asset value attributable to Private Investments shall be determined at the time of investment by aggregating the cost of all Private Investments then held by the Fund. Operating results for private companies in a specified period will be difficult to predict. Such investments involve a high degree of business and financial risk that can result in substantial losses.

Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Adviser may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests. There is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

Typically, investments in private companies are in restricted securities that are not traded in public markets and subject to substantial holding periods, so the Fund may not be able to resell some of its holdings for extended periods (which may be several years) and it may be difficult or impossible to sell such securities at prices comparable to the market prices of similar securities that are publicly traded. It is highly speculative as to whether and when an issuer will be able to register its securities so that they become eligible for trading in public markets. There can be no assurance that the Fund will be able to realize the value of private company investments in a timely manner.

Private companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the company. The Fund may hold non-controlling positions in the private companies in which it invests. As a result, the Fund is subject to the risk that a company may make business decisions with which the Fund disagrees, and that the management and/or stockholders of a portfolio company may take risks or otherwise act in ways that are adverse to the Fund’s interests. Due to the lack of liquidity of such Private Investments, the Fund may not be able to dispose of its investments in the event it disagrees with the actions of a private portfolio company and may therefore suffer a decrease in the value of the investment. In addition, these investments are subject to valuation risk as they will be fair valued subject to the Fund’s valuation policy, which is subject to inherent uncertainty and conflicts of interest, and, thus, there is significant uncertainty that the Fund can realize such investments at such fair value. The Fund does not intend to, nor does it currently anticipate that it will, take controlling equity positions in private companies. In addition, other shareholders, such as venture capital and private equity sponsors, that have substantial investments in a private company may have interests that differ from that of the private company or its minority shareholders, which may lead them to take actions that could materially and adversely affect the value of the Fund’s investment in the private company.

Investments in private companies involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that may result in significant decreases in the value of these investments. The Fund may not be able to sell such investments when the Adviser deems it appropriate to do so because they are not publicly traded. As such, these investments are generally considered to be illiquid until a company’s public offering (which may never occur) and are often subject to additional contractual restrictions on resale following any public offering that may prevent the Fund from selling its shares of these companies for a period of time. Market conditions, developments within a company, investor perception or regulatory decisions may adversely affect a late-stage private company and delay or prevent such a company from ultimately offering its securities to the public. If a company does issue shares in an IPO, the shares may be risky and volatile and may cause the value of the Fund’s investment to decrease significantly. Moreover, these shares are typically subject to lock-up provisions that prohibit the Fund from selling them for a specified period of time after an IPO (typically 180 days). As a result, the market price of such shares may decline substantially before the Fund is able to sell these shares following an IPO.

Venture Capital Investments. The Fund expects to make “venture capital” investments in private companies which are subject to significant additional risks, including that the venture capital investments typically have limited operating history, are attempting to develop or commercialize unproven technologies or to implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public or private companies that may be at a later stage of development.

Certain of these investments and potential investments will also implicate conflicts of interest. (See “Conflicts of Interest” below.)

Risk of Net-Long Bias [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Net-Long Bias

The Fund’s portfolio generally operates with a “net-long bias,” i.e., the dollar value of long positions in the portfolio exceed the dollar value of short positions. As a result, in a declining equity market environment, operating with a net-long bias could subject the Fund’s portfolio to more downside volatility than would be the case if the Fund’s portfolio had greater short exposure.

Risk of Short Sales [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Short Sales

The Fund may seek maximum capital appreciation by effecting short sales of securities when the Adviser believes that the market price of a security is above its estimated intrinsic or fundamental value. For example, the Fund may “short” a security of a company if the Adviser believes the security is over-valued in relation to the issuer’s prospects for earnings growth. In addition, the Fund may attempt to limit exposure to a possible market decline in the value of its portfolio securities through short sales of securities that the Adviser believes possess volatility characteristics similar to those being hedged. At times, the Fund may be exposed significantly to short positions and, as a result, the dollar value of short positions in the portfolio could exceed the dollar value of long positions.

To effect a short sale, the Fund will borrow a security from a brokerage firm to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Thus, short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Positions in stocks sold short are more risky than long positions (purchases) in stocks because the maximum loss on a stock purchased is limited to the amount paid for the stock plus the transactions costs, where in the case of a short sale, there is no limit on the loss that may be incurred. Moreover, the amount of any gain achieved through a short sale will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund may be required to pay in connection with a short sale. There is a risk that the borrowed securities would need to be returned to the brokerage firm on short notice. If a request for return of securities occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur, and the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short with purchases on the open market, possibly at prices significantly in excess of the price at which the securities were sold short. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. Short selling may exaggerate the volatility of the Fund’s investment portfolio. Short selling may also produce higher than normal portfolio turnover and may result in increased transaction costs to the Fund. In addition, the Fund, as a result of certain short sale transactions, may recognize short term capital gain, which will be passed through to investors as ordinary income. (See “Certain Tax Matters — Taxation of Short Sales.”)

The Fund may also make short sales against-the-box, in which it sells short securities it owns or has the right to obtain without payment of additional consideration. If the Fund makes a short sale against-the-box, it will be required to set aside securities equivalent in-kind and amount to the securities sold short (or securities convertible or exchangeable into those securities) and will be required to hold those securities while the short sale is outstanding. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box.

Regulators impose certain restrictions or disclosure requirements on short sales and the levels of restriction and disclosure may vary across different jurisdictions. Such restrictions and disclosure requirements may make it difficult for the Adviser to express its negative views in relation to certain securities, companies or sectors, which may have an adverse effect on the Fund’s ability to implement its investment strategy. See also “Derivatives Risk” below.

There are other inherent difficulties and challenges in short selling. The general negative perceptions of short-sellers may limit the Adviser’s access to management of various issuers and hamper its research efforts. Management and other stakeholders of issuers may take legal action against short-sellers seeking to prevent or discourage short sales of the issuer’s securities to avoid depressing the value of its securities. The Adviser and the Fund could be subject to such private legal actions. The cost of and management time committed to defending any such action could be substantial.

When effecting short sales of securities, the Fund will receive a dollar amount (the “net short proceeds”) equal to the value of the securities sold short and will deposit and retain such net short proceeds or use them to purchase securities with the brokerage firm through which it effected the short sale transactions (a “Prime Broker”). Currently, the Fund’s Prime Brokers are Morgan Stanley & Co. Incorporated (“Morgan Stanley”) and Merrill Lynch Professional Clearing Corp. (“Merrill Lynch”). The Fund may add one or more additional Prime Brokers. The Fund, each Prime Broker and The Bank of New York Mellon, the Fund’s custodian, are parties to agreements in which the Prime Broker retains custody, on behalf of the Fund, of the cash proceeds from securities sold short. Because the Fund effects short sales as part of its principal investment strategy, the short proceeds deposited with the Prime Broker could represent a material portion of the Fund’s total assets. This may expose the Fund to significant risks or difficulty in obtaining access to its assets in the event of the default or bankruptcy of a Prime Broker. The Adviser will monitor regularly the creditworthiness of each Prime Broker.

Counterparty Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Credit Risk

The Fund will be subject to counterparty credit risk with respect to its use of total return swaps and other derivatives contracts. If a counterparty to a swap or other derivative contract becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. To partially mitigate this risk, the Adviser will seek to effect swap and other derivative transactions only with counterparties that it believes are creditworthy. The Adviser will consider the creditworthiness of counterparties in the same manner as it would review the credit quality of a security to be purchased by the Fund. However, there is no assurance that a counterparty will remain creditworthy or solvent.

Leverage & Borrowings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage & Borrowings Risk

The Fund’s investment program makes frequent use of leverage by borrowing money or using net short proceeds to purchase securities. Although the Fund may issue preferred shares, it has no intention of doing so within the next 12 months. The practice of leveraging by borrowing money is speculative and involves certain risks. Because short sales involve borrowing securities and then selling them, the Fund’s short sales have the additional effect of leveraging the Fund’s assets. The Fund may also generate leverage through engaging in securities lending. (See “Securities Lending Risk” below.) The Fund’s use of total return swaps can also expose the Fund to leveraged investment exposure. See also “Derivatives Risk” below.

Purchasing equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying (typically lower) percentages with respect to transactions in foreign markets. Borrowings to purchase equity securities typically will be secured by the pledge of those securities. The financing of securities purchases may also be effected through reverse repurchase agreements with banks, brokers and other financial institutions. This involves the transfer by the Fund of the underlying security (typically a debt instrument such as U.S. Treasuries) to a counterparty in exchange for cash proceeds based on a percentage (which can be as high as 95% to 100%) of the value of the debt instrument and, as described below, constitutes indebtedness subject to limitations of the Investment Company Act of 1940, as amended (the “1940 Act”). Borrowings by the Fund (which do not include short and derivative transactions) will not exceed 33 ⅓ percent of the Fund’s total assets.

Although leverage can increase investment returns if the Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease investment returns if the Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds. The use of leverage will therefore magnify the impact of changes in the value of investments held by the Fund on the Fund’s net asset value and thus can increase the volatility of the Fund’s net asset value per share. In the event that the Fund’s portfolio investments decline in value, the Fund could be subject to a “margin call” and will be required to deposit additional collateral with the lender or suffer mandatory liquidation of securities pledged as collateral for its borrowings. In the event of a sudden, precipitous drop in value of the Fund’s assets, the Fund might not be able to liquidate assets quickly enough to pay off its borrowing. Leverage also creates interest expense that may lower the Fund’s overall returns. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by return on the securities purchased. The Fund also may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness (the “Asset Coverage Requirement”). This means that the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness), measured at the time the Fund incurs the indebtedness. The staff of the Securities and Exchange Commission’s Division of Investment Management (the “SEC Staff”) takes the position that short sales of securities, reverse repurchase agreements, use of margin, sales of put and call options on specific securities or indices, investments in certain other types of instruments (including certain derivatives such as total return and other swap agreements), and the purchase and sale of securities on a when-issued or forward commitment basis, may be deemed to constitute indebtedness subject to the Asset Coverage Requirement.

In order to obtain “leveraged” market exposure in certain investments and to increase the overall return to the Fund of various investments, the Fund may purchase options, total return swaps and other synthetic instruments that do not constitute “indebtedness” for purposes of the Asset Coverage Requirement. These instruments may nevertheless involve significant economic leverage and therefore may, in some cases, involve significant risks of loss. (See “Special Investment Instruments and Techniques” in the Fund’s statement of additional information (“SAI”).)

U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions.

There is no guarantee that a leveraging strategy will be successful.

Securities Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers, and financial institutions in an amount not exceeding 33 ⅓ % of the value of the Fund’s total assets. These loans will be secured by collateral designated by the Adviser (consisting of cash and/or liquid securities) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. The Fund may, subject to certain notice requirements, at any time call the loan and obtain the return of the securities loaned. The Fund will be entitled to the interest and dividends on the loaned securities. These loans are expected to be used to leverage the Fund’s assets — i.e., while the Fund continues to receive the income on its loaned securities, it can invest the cash collateral received in any securities or instruments consistent with the Fund’s investment objective and earn returns thereon. The Fund will be required to return the collateral with interest at a predetermined fixed or floating rate and, because the Fund’s interest obligation and transaction costs may turn out to be greater or less than the return on the Fund’s investment of the collateral, the Fund may lose or gain from engaging in the securities lending transaction. (See “Leverage and Borrowings Risk” above.)

A loan may be terminated at any time by the borrower or by the Fund upon notice. Upon termination, the borrower is obligated to return the loaned securities within three business days (one business day in the case of government securities). Any gain or loss in the market price of the loaned securities during the course of the loan continues to inure to the Fund’s benefit or risk. As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral, should the borrower of the securities fail financially. In addition, securities lending involves leverage, and the Fund may incur a loss if securities purchased with the collateral from securities loans decline in value or if the income earned does not cover the Fund’s transaction costs. Voting and consent rights that accompany loaned securities pass to the borrower. The Fund will follow the policy of seeking to call the loaned securities, to be delivered within three business days after notice, to permit the exercise of such rights if the matters involved would have a material effect on the investment in such loaned securities. The Fund will pay reasonable finder’s, administrative and custodial fees in connection with loans of securities.

Market Capitalization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Capitalization Risk

The Adviser will invest the Fund’s assets in equity securities without regard to the issuer’s market capitalization. Accordingly, the Fund may invest significantly in the stocks of companies having smaller market capitalizations, including mid-cap and small-cap stocks. The stocks of these companies often have less liquidity than the stocks of larger companies and these companies frequently have less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. Due to these and other factors, stocks of smaller companies may be more susceptible to market downturns and other events, and their prices may be more volatile than the stocks of larger companies.

Foreign Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Investment Risk

The Fund may invest without limitation in securities of foreign issuers and in depositary receipts, such as American Depositary Receipts (“ADRs”), that represent indirect interests in securities of foreign issuers. Securities of foreign issuers in which the Fund may invest may be listed on foreign securities exchanges or traded in foreign over-the-counter markets. The Adviser defines “foreign issuers” as companies that derive a majority of their revenue or profits from foreign businesses, investments or sales, or that have a substantial portion of their operations or assets abroad. Since there are companies that may be legally organized or have principal offices located in the U.S. that derive a majority of their revenue or profits from foreign businesses, investments or sales, or that have a substantial portion of their operations or assets abroad, such companies are also considered to be “foreign issuers” for these purposes.

Risk factors affecting foreign investments include, but are not limited to, the following: varying custody, brokerage and settlement practices; difficulty in pricing; less public information about issuers of foreign securities; less governmental regulation and supervision over the issuance and trading of securities than in the U.S.; the unavailability of financial information regarding the foreign issuer or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation or nationalization; the imposition of withholding and other taxes; adverse political, social or diplomatic developments; limitations on the movement of funds or other assets of the Fund between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Moreover, governmental issuers of foreign securities may be unwilling to repay principal and interest due, and may require that the conditions for payment be renegotiated. Investment in foreign countries also involves higher brokerage and custodian expenses than does investment in U.S. securities.

Other risks of investing in foreign securities include changes in currency exchange rates (in the case of securities that are not denominated in U.S. dollars) and currency exchange control regulations or other foreign or U.S. laws or restrictions, or devaluations of foreign currencies. A decline in the exchange rate would reduce the value of certain of the Fund’s foreign currency denominated portfolio securities irrespective of the performance of the underlying investment. In addition, the Fund may incur costs in connection with conversion between various currencies. The Fund may also invest in companies located in, or doing business in, emerging or less developed countries. These investments are typically subject to the foregoing risks to a much greater degree than investments in developed countries and thus, investments in less developed countries could potentially increase volatility of the Fund’s net asset value. There is no limit on the amount of the Fund’s assets that may be invested in companies located or doing business in emerging market countries.

The Fund may enter into forward currency exchange contracts (“forward contracts”) for hedging purposes and non-hedging purposes to pursue its investment objective. Forward contracts are transactions involving the Fund’s obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used by the Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Fund anticipates purchasing or selling a foreign security. This technique would allow the Fund to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of the Fund’s existing holdings of foreign securities. There may be, however, imperfect correlation between the Fund’s foreign securities holdings and the forward contracts entered into with respect to those holdings. Forward contracts may also be used for non-hedging purposes to pursue the Fund’s investment objective (subject to any policies established by the board of trustees of the Fund (the “Board”)), such as when the Adviser anticipates that particular foreign currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund’s investment portfolio. There is no requirement that the Fund hedge all or any portion of its exposure to foreign currency risks.

Brexit. The departure of the United Kingdom (UK) from the European Union (EU) single market became effective January 1, 2021 with the end of the Brexit transition period and the post-Brexit trade deal between the UK and EU taking effect on December 31, 2020. Given the size and importance of the UK’s economy, the longer-term impact of Brexit or any further potential devolution of the EU on the UK and European economies and the broader global economy could be significant, resulting in significant currency fluctuations, and/or otherwise adversely affect international markets or other cross-border co-operation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise) for the foreseeable future beyond the date of the UK’s withdrawal from the EU, which may adversely affect the value of your investment in the Fund.

Eurozone Investment Risk. The Fund may invest directly or indirectly from time to time in European companies and assets and companies and assets that may be affected by the Eurozone economy. Ongoing concerns regarding the sovereign debt of various Eurozone countries, including the potential for investors to incur substantial write-downs, reductions in the face value of sovereign debt and/or sovereign defaults, as well as the possibility that one or more countries might leave the EU or the Eurozone create risks that could materially and adversely affect Fund investments. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on the Fund’s investments in European companies and assets, including, but not limited to, the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, increased currency risk in relation to contracts denominated in Euros and wider economic disruption in markets served by those companies, while austerity and/or other measures introduced to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. Legal uncertainty about the funding of Euro- denominated obligations following any breakup or exits from the Eurozone, particularly in the case of investments in companies and assets in affected countries, could also have material adverse effects on the Fund. Were any other member state to decide to withdraw from the EU, that could exacerbate such uncertainty and instability and may present similar and/or additional potential risks to Fund investments in European issuers.

China Investment Risk. The following events and issues, among others, may have a materially adverse impact on investments in companies doing business in the People’s Republic of China (“PRC”) (including Hong Kong and Macau) and territories administered by the Republic of China (Taiwan and some neighboring islands) (collectively, “Greater China”): introduction of new policies or legislation in, or affecting businesses or investments in, Greater China; unfavorable legal interpretations and/or inability to effectively enforce legal rights under PRC law or another legal system in Greater China; uncertainty related to the variable interest entity (VIE) corporate structure; political relations between the international community and Greater China; concerns regarding de-listing of Chinese companies from U.S. exchanges and access to U.S. capital markets; PRC state ownership and PRC government economic intervention; non-compliance with U.S. laws by companies in Greater China; potential for fraud by companies in Greater China and difficulties in conducting due diligence; restrictions on foreign investment market access; difficulty of repatriation of investment returns and capital; and tax uncertainty impacting companies in Greater China and investments in companies doing business in Greater China.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk

Swaps and certain options and other custom derivative or synthetic instruments are subject to the risk of non-performance by the counterparty to such instrument, including risks relating to the financial soundness and creditworthiness of the counterparty. The prices of derivative instruments can be highly volatile. In addition, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large impact on the Fund’s performance.

There has been an international effort to increase the stability of the over-the-counter derivatives market in response to the 2008 financial crisis. In the United States, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) includes provisions that also comprehensively regulate the over-the-counter derivatives markets. In Europe, the European Parliament has adopted a regulation on over-the-counter derivatives, central counterparties and trade repositories (known as the European Markets and Infrastructure Regulation, or “EMIR”), which comprehensively regulates the over-the-counter derivatives markets. These regulations have imposed compliance costs on the Fund. They have also increased the dealers’ costs, which may be passed through to other market participants in the form of higher fees and less favorable dealer marks. They may also render certain strategies in which the Fund might otherwise engage impossible or so costly that they will no longer be economical to implement.

In 2022, the SEC adopted rules that changed the framework for the permissible use of derivatives and short sales (and other similar transactions that can have a leveraging effect) by the Fund. The Derivatives/Short Sale Rule limits funds’ leverage risk based on VaR and generally limits the Fund’s VaR so as not to exceed 200% of the VaR of a designated reference portfolio. In employing the Fund’s investment strategy, the Derivatives/Short Sale Rule may restrict the Fund’s otherwise intended participation in derivative transactions, short sales, and other leverage creating transactions which may affect the Fund’s ability to achieve its investment objective or make it more costly to do so.

Total Return Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Total Return Swaps Risk

In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return of a defined underlying asset (such as an equity security or basket of such securities) or a non-asset reference (such as an index) during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. Total return swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses. Swaps can involve greater risks than direct investment in securities, because swaps, among other factors, may be leveraged (creating leverage risk), and are subject to counterparty risk, pricing risk and liquidity risk, which may result in significant Fund losses.

Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Options Risk

The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options (including index options), including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk, which are described above.

Sector Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sector Concentration Risk

The Fund’s investments may be concentrated in one or more sectors. Investments in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. Thus, the Fund may be more susceptible to risk of loss from events adversely affecting a particular sector in which the Fund focuses.

Concentrated Portfolio Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentrated Portfolio Risk

Although the Fund operates as a diversified investment company, to the extent the Fund invests significant assets in the securities of fewer issuers, including having concentrated exposure to a single issuer or a small number of issuers, the Fund will be subject to greater risk of loss if any of those issuers’ securities decrease in value or become impaired.

The Incentive Fee [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Incentive Fee

The Incentive Fee (as described below) may create an incentive for the Adviser to cause the Fund to make investments that are riskier or more speculative than those that might have been made in the absence of the Incentive Fee. In addition, the Adviser may time investments in order to maximize income under the Incentive Fee. While the Board does not monitor specific investment decisions by the Adviser and the particular timing of individual investment decisions as they relate to the Incentive Fee, the Board, as part of its fiduciary duties and responsibilities under the 1940 Act (relating to future determinations as to whether to renew the investment advisory agreement with the Adviser), expects to consider whether the Incentive Fee is fair and reasonable.

The Incentive Fee is accrued daily as a liability of the Fund and so reduces the net asset value of all shares. The repurchase price received by a shareholder whose shares are repurchased in a repurchase offer will reflect an Incentive Fee accrual if the Fund has experienced positive performance through the date of repurchase. However, the Fund will not accrue an Incentive Fee for any period unless it has fully recovered any cumulative losses from prior fiscal periods. This is sometimes known as a “high water mark.” An Incentive Fee accrual may subsequently be reversed if the Fund’s performance declines. No adjustment to a repurchase price will be made after it has been determined.

Whenever shares are repurchased in a repurchase offer, or the Fund pays a dividend or a distribution, the amount of any cumulative loss will be reduced in proportion to the reduction in the Fund’s assets paid in respect of such repurchase or in respect of such dividend or distribution. For example, if the Fund has a cumulative loss of $5 million, and 5% of the Fund’s shares are repurchased in a repurchase offer (meaning that 5% of the Fund’s assets are paid out to tendering shareholders), then the amount of the cumulative loss will be reduced by 5% (or $250,000) to $4,750,000. Under this scenario, the Fund will not accrue an Incentive Fee until it recovers the cumulative loss of $4,750,000. However, the amount of any cumulative loss incurred by the Fund will not be increased by any sales of shares (including shares issued as a result of the reinvestment of dividends and distributions). Consequently, as the number of outstanding shares increases, the per-share amount (but not the dollar amount) of a cumulative loss will be reduced. As a result, if a shareholder does not reinvest its distributions, the benefits that such shareholder would receive from a cumulative loss (if any) will be diluted. This means that an investor’s investment may bear a higher percentage Incentive Fee than it otherwise would. (See “Additional Risk Factors — Repurchase Offers,” “Fees and Expenses — Incentive Fee,” and “Repurchase Offers — Consequences of Repurchase Offers.”)

The application of the Incentive Fee may not correspond to a particular shareholder’s experience in the Fund because aggregate cumulative appreciation is calculated on an overall basis allocated equally to each outstanding share. For example, a shareholder may acquire shares after the Fund’s trading has resulted in a cumulative loss. If so, that shareholder’s shares will not be subject to having their net asset value reduced by the Incentive Fee until sufficient gains have been achieved to exceed such losses, despite the fact that all gains allocated to such shares from the date of purchase will constitute aggregate cumulative appreciation in respect of such shares. Conversely, the shares which had been outstanding when such losses were incurred may be subject to having their net asset value reduced by the Incentive Fee, even though the net asset value per share is below the net asset value at which such shares were issued. In addition, when shares are issued at a net asset value reduced by the accrued Incentive Fee and such accrued Incentive Fee is subsequently reversed due to trading losses, the reversal will be allocated equally among all outstanding shares (increasing the net asset value per share), including those shares whose purchase price had not itself been reduced by the accrued Incentive Fee being reversed.

In addition, determinations of fair value for any Private Investments or other holdings can be highly subjective, and the Adviser, given its role in making such determinations, has a conflict of interest as the Adviser is receiving the Incentive Fee which can be impacted by the effect of such fair valuation decisions. The Board retains ultimate oversight over the Fund’s valuation policies and procedures.

Very few investment advisers to registered investment companies receive an incentive fee similar to that to which the Adviser is entitled. In fact, due to the Fund’s performance, the Incentive Fees accrued for this past fiscal year were high and amounted to a significant portion of the Fund’s expense ratio. However, the Incentive Fee is comparable to performance-based fees charged by private funds. While the Board does not monitor specific investment decisions by the Adviser and the particular timing of individual investment decisions as they relate to the Incentive Fee, the Board, as part of its fiduciary duties and responsibilities under the 1940 Act (relating to annual determinations as to whether to renew the investment advisory agreement with the Adviser), does consider whether the Incentive Fee is fair and reasonable.

Repurchase Offers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers

The Fund offers to purchase only a portion of its shares each quarter, and there is no guarantee that investors will be able to sell all of their shares that they desire to sell in any particular repurchase offer. If a repurchase offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each shareholder. The potential for pro-ration may cause some investors to tender more shares for repurchase than they wish to have repurchased. (See “Repurchase Offers — Oversubscribed Repurchase Offer.”)

The Fund’s repurchase policy may have the effect of decreasing the size of the Fund over time from what it otherwise would have been. It may, therefore, force the Fund to sell assets it would not otherwise sell. It may also reduce the investment opportunities available to the Fund and cause its expense ratio to increase.

The Incentive Fee is accrued as an expense of the Fund daily and thus reduces the net asset value of all shares. The repurchase price received by an investor whose shares are repurchased in a quarterly repurchase offer will therefore reflect an accrual for the Incentive Fee if the Fund has experienced an increase in net assets due to investment operations from the beginning of the fiscal period through the date of repurchase. However, that Incentive Fee accrual may subsequently be reversed if the Fund’s performance declines. No adjustment to a repurchase price will be made after it has been fixed. (See “Repurchase Offers — Consequences of Repurchase Offers.”)

Liquidity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risks

The Fund has no plans to list its shares on any securities exchange, and there is no assurance that any secondary market will develop for the Fund’s shares. Shares may be held only through the Underwriter or a broker or dealer that has entered into a selling agreement with the Underwriter (or Foreside) or a registered investment adviser that has entered into an agreement with the Adviser (or its affiliates). Shareholders will be unable to redeem shares on a daily basis because the Fund is a closed-end fund. Although the Fund offers to repurchase shares on a quarterly basis, a shareholder may not be able to liquidate its investment in the Fund within a timeframe suitable to that shareholder. (See “Repurchase Offers.”) In addition, shares are subject to transfer restrictions that permit transfers only to persons who are Qualified Investors (as defined herein), unless the transfer is by gift or bequest, or pursuant to an agreement relating to a legal separation or divorce, and to accounts with a broker or dealer or registered investment adviser that has entered into an agreement with the Underwriter or the Adviser, respectively. Brokers, dealers, registered investment advisers or the Underwriter may require substantial documentation in connection with a requested transfer of shares, and shareholders should not expect that they will be able to transfer shares at all. Attempted transfers may require a substantial amount of time to effect. Shares of the Fund may not be exchanged for shares of any other fund. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the shares and should be viewed as a long-term investment.

Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Risk

Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment. Recent legal and regulatory changes, and additional legal and regulatory changes in the future, may substantially affect over-the-counter derivatives markets and such changes may impact the Fund’s use of such instruments, to the extent such instruments are used by the Fund. In particular, the Dodd-Frank Act, enacted in July 2010, introduced a variety of new restrictions on the securities markets and imposes additional regulations on the trading of over-the-counter derivatives and swaps.

Legal, tax and regulatory changes could occur during the term of the Fund that may adversely affect the Fund. The regulatory environment for registered investment companies is evolving, and changes in the regulation of registered investment companies may adversely affect the Fund, e.g., the value of investments held by the Fund and the ability of the Fund to obtain the leverage it might otherwise obtain or to pursue its trading strategies. The effect of any future regulatory change on the Fund could be substantial and adverse including, for example, increased compliance costs, the prohibition of certain types of trading and/or the inhibition of the Fund’s ability to pursue certain of its investment strategies as described in this Prospectus.

Trade Negotiation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Trade Negotiation Risk

Recently, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto, and has proposed and/or taken actions to increase tariffs or other duties on goods or products being imported into the U.S. For example, the U.S. government has imposed, and may in the future increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Recently, the current U.S. presidential administration has proposed and/or imposed significant increases to tariffs on goods imported into the U.S., including from China, Canada, and Mexico. We cannot predict how or what tariffs will be imposed or what retaliatory measures other countries, including China, may take in response to tariffs proposed or imposed by the U.S. Such uncertainty and/or tariffs or counter-measures could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on imported goods. There is uncertainty as to further actions that may be taken under the current U.S. presidential administration with respect to U.S. trade policy, including with respect to the proposed tariffs. Further governmental actions related to the imposition of tariffs or other trade barriers, or changes to international trade agreements or policies, could create further regulatory uncertainty for the Fund’s portfolio companies and adversely affect their businesses and financial condition, particularly to the extent the revenues and profitability of their businesses rely on goods imported from outside of the United States.

Market Disruption and Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk

The Fund is subject to the risk that geopolitical events may disrupt securities markets and adversely affect global economies and markets generally. War, terrorism and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. The Fund may also be adversely affected by business continuity issues for companies and markets, including as a result of pandemics; cybersecurity issues, including disruptions to company operations, national and local elections and power supply and generation; natural disasters and ecological damage; and other factors including terrorism and war such as in the Ukraine and the Middle East. Those events, as well as other changes in foreign and domestic political and economic conditions could also adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments, timing of investment realizations, availability of credit and length of time investments are held. At such times, the Fund’s exposure to the risks described elsewhere in this Prospectus can increase and it may be difficult for the Fund to implement its investment program for a period of time.

Money Market Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Money Market Fund Risk

Although a money market fund generally seeks to maintain its value at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in money market funds. Shareholders of an investment company, including a money market fund, generally bear all expenses of that company, including fees of the investment adviser and custodian, brokerage commissions and legal and accounting fees. As a result, to the extent the Funds invests in a money market fund, shareholders will be paying two levels of advisory fees – the Management Fee and Incentive Fee and the fees charged by the money market fund in the Fund’s portfolio. As a result, the returns realized by the Fund’s shareholders from the Fund’s activities will be less than the returns the shareholders would realize from engaging in the same activities directly.

The Fund may at times use currency options to hedge against the decline in the value of a currency or to enhance returns. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions for currency options either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk, among others.

Forward Contracts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Forward Contracts Risk

A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference (security, index or currency) at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the

Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Conflicts of Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts of Interest

The Adviser and its sole member, Alkeon Capital Management, LLC (“Alkeon”), provide investment advice for certain other investment funds or other accounts (the “Other Accounts”). The investment activities of the Adviser and its affiliates for the Other Accounts will give rise to conflicts of interest that may disadvantage the Fund. The Fund has no interest in these other activities of the Adviser and its affiliates. As a result of the foregoing, the persons that manage the Fund’s investments and their associated investment firms and their affiliates: (i) will be engaged in substantial activities other than on behalf of the Adviser and the Fund, (ii) will have differing economic interests in respect of such activities, and (iii) may have conflicts of interest in allocating their time and activity between the Fund and Other Accounts. Such persons will devote only so much of their time to the management of the Fund’s investments as in their judgment is necessary and appropriate.

There may be circumstances under which the Adviser or its associated firms will cause one or more of their Other Accounts to commit a different percentage of their respective assets to an investment opportunity than to which the Adviser will commit the Fund’s assets. There also may be circumstances under which the Adviser or its associated firms will consider participation by their Other Accounts in investment opportunities in which the Adviser does not intend to invest on behalf of the Fund, or vice versa. It is the Adviser’s policy, to the extent practicable, to allocate investment opportunities to the Fund and the Other Accounts fairly and equitably over time. The Board has approved the Adviser’s allocation policy and practices which are intended to further the foregoing policy. Under such policy, priority allocations to Private Investments have been granted to certain private vehicles (and not the Fund) whose investment program primarily entails making investments in such Private Investments. Additionally, the Adviser has broad discretion regarding the manner in which it allocates investments among the Fund and the Other Accounts that may be eligible to participate in the allocation of a given investment opportunity. The Adviser will not purchase securities or other property from, or sell securities or other property to, the Fund.

In many circumstances, negotiated co-investments by the Fund and Other Accounts may be made only pursuant to an order from the SEC permitting the Fund to do so. The Fund has received an exemptive order from the SEC (the “Order”), which grants Other Accounts and the Fund the ability to fully negotiate terms of co-investment transactions with other funds managed by the Adviser or certain affiliates, subject to the conditions included therein. The Order facilitates the Adviser’s ability to allocate from time to time to the Fund Private Investments, to the extent consistent with the Adviser’s allocation policy approved by the Board. In certain situations, such as when there is an opportunity to negotiate terms of Private Investments and invest in such securities as well as other securities of the same issuer that do not satisfy the Fund’s investment objective and strategies, the personnel of the Adviser or its affiliates will need to decide which clients will proceed with which investments. These limitations may limit the scope of investment opportunities that would otherwise be available to the Fund. Such personnel will make these determinations based on policies and procedures, which are designed to reasonably ensure that investment opportunities are allocated fairly and equitably among affiliated funds/accounts over time and in a manner that is consistent with applicable laws, rules and regulations.

It should be noted that Alkeon is a non-managing member of Breakwater, a broker-dealer that employs certain of Alkeon’s employees. Breakwater acts as the distributor for the Fund and does not maintain a trading function. (See “Conflicts of Interest.”)

Disaster, Business Continuity and Cyber-Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Disaster, Business Continuity and Cyber-Security Risk

The occurrence of a disaster such as a cyber-attack, a natural catastrophe, an industrial accident, a terrorist attack or war, events unanticipated in the Fund’s disaster recovery systems, or a support failure from external providers, could have an adverse effect on the Fund’s ability to conduct business and on the Fund’s results of operations and financial condition, particularly if those events affect its computer-based data processing, transmission, storage, and retrieval systems or destroy data. If a significant number of the Adviser and Alkeon’s employees were unavailable in the event of a disaster, the Fund’s ability to effectively conduct business could be severely compromised.

The Adviser (and its affiliates) relies upon secure information technology systems for data processing, storage and reporting. Despite careful security and controls design, implementation and updating, the Adviser (and its affiliates) information technology systems could become subject to cyber-attacks. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of service attacks on websites (i.e., efforts to make network services unavailable to intended users). Network, system, application and data breaches could result in operational disruptions or information misappropriation, which could have a material adverse effect on the Fund.

Cyber-security failures or breaches by the Adviser and other service providers (including, but not limited to, accountants, custodians, transfer agents and administrators), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s net asset value calculations, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund has established a business continuity plan in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber-security plans and systems put in place by its service providers and issuers in which the Fund invests. The Fund could be negatively impacted as a result.

The Fund is dependent on its and third parties’ communications and information systems. Any failure or interruption of those systems, including as a result of the termination of an agreement with any third-party service providers, could cause delays or other problems in the Fund’s activities. The Fund’s financial, accounting, data processing, backup or other operating systems and facilities may fail to operate properly or become disabled or damaged as a result of a number of factors including events that are wholly or partially beyond its control and adversely affect the Fund’s business. There could be:

•	sudden electrical or telecommunications outages;

•	natural disasters such as earthquakes, tornadoes and hurricanes;

•	disease pandemics;

•	events arising from local or larger scale political or social matters, including terrorist acts; and

•	cyber-attacks.

These events, in turn, could have a material adverse effect on the Fund.

Technological Innovations, Industry Disruptions, and Artificial Intelligence Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Technological Innovations, Industry Disruptions, and Artificial Intelligence Risks

Technological innovations, including artificial intelligence and machine learning, have disrupted traditional approaches in multiple industries and can permit companies to achieve success and in the process disrupt markets and market practices. The Fund can provide no assurance that new businesses and approaches will not be created that would compete with the Fund and/or the Fund’s portfolio companies or alter the market practices in which the Fund has been designed to function within and on which the Fund depends on for the Fund’s investment return. New approaches could damage the Fund’s investments, disrupt the market in which the Fund operates and subject the Fund to increased competition, which could materially and adversely affect the Fund’s business, financial condition and results of investments.

The Fund may, subject to internal policies, use artificial intelligence or machine learning in connection with the Fund’s business activities. The use of artificial intelligence and machine learning carries with it certain risks, including the risks that inputs include confidential or personally identifiable information and that outputs contain inaccuracies and errors. The applications of artificial intelligence and machine learning, including those in the investment and financial sectors, continue to develop rapidly, and it is impossible to predict all of the future risks that may arise from such developments. The Fund cannot control the use of artificial intelligence or machine learning in the Fund’s portfolio companies or third-party products or services and therefore could be exposed to associated risks if our portfolio companies, third-party service providers or any counterparties use artificial intelligence or machine learning in their business activities.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	350 Madison Avenue
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
Contact Personnel Name	Jennifer Shufro
Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.50%
Interest Expenses on Borrowings [Percent]	0.03%	[2]
Distribution/Servicing Fees [Percent]	0.75%	[3]
Incentive Fees [Percent]	5.65%	[4],[5]
Acquired Fund Fees and Expenses [Percent]	0.00%	[6]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	1.19%	[7]
Other Annual Expense 2 [Percent]	0.13%	[8]
Total Annual Expenses [Percent]	9.25%	[5]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A Shares of beneficial interest
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	8,081,262,780
Class W Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.50%
Interest Expenses on Borrowings [Percent]	0.03%	[2]
Distribution/Servicing Fees [Percent]	0.00%	[3]
Incentive Fees [Percent]	5.65%	[4],[5]
Acquired Fund Fees and Expenses [Percent]	0.00%	[6]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	1.19%	[7]
Other Annual Expense 2 [Percent]	0.13%	[8]
Total Annual Expenses [Percent]	8.50%	[5]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class W Shares of beneficial interest
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	2,702,228,545
Class A share, assuming a 5% annual return and a sales load of 3% [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 68
Expense Example, Years 1 to 3	145
Expense Example, Years 1 to 5	224
Expense Example, Years 1 to 10	428
Class A shares, assuming a 5% annual return (without a sales load) [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	39
Expense Example, Years 1 to 3	118
Expense Example, Years 1 to 5	200
Expense Example, Years 1 to 10	411
Class W, assuming a 5% annual return [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	33
Expense Example, Years 1 to 3	101
Expense Example, Years 1 to 5	171
Expense Example, Years 1 to 10	$ 358

[1]	In connection with initial and additional investments, investors in Class A shares may be charged a sales load of up to 3% of the amounts transmitted in connection with their purchases of shares. No sales load will be charged to certain types of investors. Class W shares are not subject to a sales load. In addition, Selling Agents are not required by the Fund or Distributor to charge any sales load on Class A shares and instead may charge clients transaction fees or other transaction charges in such amounts as they may determine (which may be higher or lower than 3% of the invested amount). Selling Agents may impose additional or other transaction fees/charges. Transaction fees or other transaction charges will vary among Selling Agents and each Selling Agent may vary its level of charges to each investor based on such investor’s total account size or on such other basis as determined by the Selling Agent. (See “The Offering — Plan of Distribution.”)
[2]	“Interest Payments on Borrowed Funds” is based on the Fund’s historical average since the Fund’s inception in March 2010 through September 30, 2025. However, this amount may vary in the current year and going forward, depending on market conditions as well as the availability of investment opportunities. Borrowings by the Fund (which do not include short and derivative transactions) will not exceed 33 ⅓ percent of the Fund’s total assets. The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for liquidity purposes.
[3]	Class A shares of the Fund are subject to ongoing distribution and shareholder servicing fees that may be used to compensate Selling Agents for selling shares of the Fund, marketing the Fund and providing, or arranging for the provision of, ongoing investor services and account maintenance services to investors in the Fund. These fees are accrued daily and paid monthly in an amount not to exceed, in the aggregate, 0.75% (on an annualized basis) of the net asset value of Class A shares of the Fund. Class W shares are not subject to such ongoing distribution and shareholder servicing fees. (See “Fees and Expenses — Distribution and Shareholder Servicing Fees.”)
[4]	The Fund pays the Adviser a performance-based Incentive Fee promptly after the end of each fiscal year of the Fund. The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 20% of the amount by which the Fund’s net profits for all Fiscal Periods (as defined herein) ending within or coterminous with the close of such fiscal year exceed the balance of the loss carryforward account, without duplication for any Incentive Fees paid during such fiscal year. The Fund also pays the Adviser the Incentive Fee in the event a Fiscal Period is triggered in connection with a share repurchase offer by the Fund. In such event, only that portion of the Incentive Fee that is proportional to the Fund’s assets paid in respect of such share repurchases (not taking into account any proceeds from contemporaneous issuance of shares of the Fund, by reinvestment of dividends and other distributions or otherwise) will be paid to the Adviser for such Fiscal Period. For purposes of determining the Fund’s net asset value, the Incentive Fee is calculated and accrued daily as an expense of the Fund (as if each day is the end of a fiscal year). (See “Fees and Expenses — Incentive Fee.”)
[5]	The Incentive Fee shown in the table reflects Incentive Fees earned for the fiscal year ended September 30, 2025 and thus reflects only performance of the Fund for the fiscal year ended September 30, 2025. During the full fiscal year ended September 30, 2025 the Adviser earned an Incentive Fee of $525,269,738. As described above, the Incentive Fee varies based on the Fund’s performance for each Fiscal Period. For example, if the Fund were to have flat or negative performance in a given year (including for each Fiscal Period end triggered by repurchase offers prior to the fiscal year end), the amount shown for Incentive Fee would be zero. Accordingly, the fee shown in the table is not in any way intended to predict the future performance of the Fund nor does it predict the level of future Incentive Fees to be paid, if any.
[6]	“Acquired fund fees and expenses” are based on the estimated indirect net expenses associated with the fund’s investments in underlying investment companies (including ETFs).
[7]	The Fund may effect short sales of securities for both capital appreciation and for hedging purposes. “Expenses on Securities Sold Short” shown in the table reflects an estimate of net expenses to be incurred (after credit for any interest earned) by the Fund in effecting short sales during the current fiscal year and is based on the Fund’s historical average since the Fund’s inception in March 2010 through September 30, 2025. For the fiscal year ended September 30, 2025, the Fund’s actual net Expenses on Securities Sold Short were 0.49%. However, the amount estimated in the table may vary in the current fiscal year and going forward, depending on whether the securities the Fund sells short pay dividends, the size of any such dividends and the amount of interest expenses on short sales paid to a broker when the proceeds of the short sale are released to the Fund. Due to limitations imposed by the 1940 Act and operational requirements, the Fund generally expects that no more than 50 percent of its total assets would be represented by short sales.
[8]	“Other Expenses” shown in the table reflects an estimate of all expected ordinary operating expenses for the current fiscal year and are based on prior fiscal year expenses. The Fund’s annual expense ratio will increase or decrease over time as the Fund’s asset level decreases or increases, respectively, and as actual Fund expenses may vary.